As filed with the Securities and Exchange Commission on June 8, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
Leuthold Weeden Capital Management, LLC
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2009

Date of reporting period:  October 1, 2008 - March 31, 2009

Item 1. Report to Stockholders.

Semi- Annual Report
March 31, 2009

The Leuthold Funds

Leuthold Asset Allocation Fund

Leuthold Select Equities Fund

Leuthold Undervalued & Unloved Fund

Leuthold Global Fund Grizzly Short Fund

Leuthold Core Investment Fund

Leuthold Select Industries Fund

This page is intentionally left blank

Expense Example – March 31, 2009 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2008 – March 31, 2009).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  Although the Funds charge no sales load (the Asset Allocation Fund, Undervalued & Unloved Fund, Global Fund, and Core Investment Fund charge a 2% redemption fee for redemptions made within five business days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks, or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary by fund. These expenses are not included in the following example.  The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the following example does not include portfolio trading commissions and related expenses, interest expense, and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

The Leuthold Funds

Expense Example Tables (Unaudited)
Leuthold Asset Allocation Fund - Retail Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2008	March 31, 2009	October 1, 2008 - March 31, 2009
Actual**	$1,000.00	$ 745.80	$ 5.88
Hypothetical (5% return
before expenses)***	1,000.00	1,018.20	6.79

*	Expenses are equal to the Fund’s annualized expense ratio of1.35%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.75 and the Fund’s annualized expense ratio would be 1.32%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $6.64 and the Fund’s annualized expense ratio would be 1.32%.

Leuthold Asset Allocation Fund - Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2008	March 31, 2009	October 1, 2008 - March 31, 2009
Actual**	$1,000.00	$ 746.60	$ 4.92
Hypothetical (5% return
before expenses)***	1,000.00	1,019.30	5.69

*	Expenses are equal to the Fund’s annualized expense ratio of1.13%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $4.79 and the Fund’s annualized expense ratio would be 1.10%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.54 and the Fund’s annualized expense ratio would be 1.10%.

Leuthold Select Equities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2008	March 31, 2009	October 1, 2008 - March 31, 2009
Actual	$1,000.00	$ 651.20	$ 7.62
Hypothetical (5% return
before expenses)	1,000.00	1,015.71	9.30

*	Expenses are equal to the Fund’s annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

The Leuthold Funds

Expense Example Tables (Unaudited)
Leuthold Undervalued & Unloved Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2008	March 31, 2009	October 1, 2008 - March 31, 2009
Actual	$1,000.00	$ 655.50	$ 6.19
Hypothetical (5% return before expenses)	1,000.00	1,017.45	7.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Global Fund - Retail Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2008	March 31, 2009	October 1, 2008 - March 31, 2009
Actual**	$1,000.00	$ 802.30	$ 8.54
Hypothetical (5% return before expenses)***	1,000.00	1,015.46	9.55

*
Expenses are equal to the Fund’s annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the period from the inception date of the Fund through the end of the fiscal year.

**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $8.31 and the Fund’s annualized expense ratio would be 1.85%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $9.30 and the Fund’s annualized expense ratio would be 1.85%.

Leuthold Global Fund - Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2008	March 31, 2009	October 1, 2008 - March 31, 2009
Actual**	$1,000.00	$ 803.10	$ 7.42
Hypothetical (5% return before expenses)***	1,000.00	1,016.70	8.30

*
Expenses are equal to the Fund’s annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the period from the inception date of the Fund through the end of the fiscal year.

**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $7.19 and the Fund’s annualized expense ratio would be 1.60%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $8.05 and the Fund’s annualized expense ratio would be 1.60%.

Grizzly Short Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2008	March 31, 2009	October 1, 2008 - March 31, 2009
Actual**	$1,000.00	$1,214.20	$ 21.81
Hypothetical (5% return before expenses)***	1,000.00	1,005.24	19.75

*	Expenses are equal to the Fund’s annualized expense ratio of 3.95%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $7.89 and the Fund’s annualized expense ratio would be 1.43%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $7.19 and the Fund’s annualized expense ratio would be 1.43%.

The Leuthold Funds
Expense Example Tables (Unaudited)
Leuthold Core Investment Fund - Retail Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2008	March 31, 2009	October 1, 2008 - March 31, 2009
Actual**	$1,000.00	$807.10	$5.32
Hypothetical (5% return
before expenses)***	1,000.00	1,019.05	5.94

*	Expenses are equal to the Fund’s annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.18 and the Fund’s annualized expense ratio would be 1.15%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.79 and the Fund’s annualized expense ratio would be 1.15%.

Leuthold Core Investment Fund - Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2008	March 31, 2009	October 1, 2008 - March 31, 2009
Actual**	$1,000.00	$808.00	$4.64
Hypothetical (5% return
before expenses)***	1,000.00	1,019.80	5.19

*	Expenses are equal to the Fund’s annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $4.51 and the Fund’s annualized expense ratio would be 1.00%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.04 and the Fund’s annualized expense ratio would be 1.00%.

Leuthold Select Industries Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2008	March 31, 2009	October 1, 2008 - March 31, 2009
Actual	$1,000.00	$772.20	$6.36
Hypothetical (5% return
before expenses)	1,000.00	1,017.75	7.24

*	Expenses are equal to the Fund’s annualized expense ratio of 1.44%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

The Leuthold Funds
(Unaudited)

Leuthold Asset Allocation Fund
Allocation of Portfolio Holdings
March 31, 2009

Leuthold Select Equities Fund
Allocation of Portfolio Holdings
March 31, 2009

The Leuthold Funds
(Unaudited)

Leuthold Undervalued & Unloved Fund
Allocation of Portfolio Holdings
March 31, 2009*

Leuthold Global Fund
Allocation of Portfolio Holdings
March 31, 2009

* Excludes short-term investments

The Leuthold Funds
(Unaudited)

Grizzly Short Fund
Allocation of Portfolio Holdings
March 31, 2009*

Leuthold Core Investment Fund
Allocation of Portfolio Holdings
March 31, 2009

Leuthold Select Industries Fund
Allocation of Portfolio Holdings
March 31, 2009*

* Excludes short-term investments

The Leuthold Funds

		Market Value
Leuthold Asset Allocation Fund (Unaudited)
Components of Portfolio Holdings
U.S. Traded Equity Securities		$613,220,949
Short-Term Investments		157,820,607
Emerging Country Funds		125,621,936
High Yield Bond Funds		105,033,695
Brazilian Bonds		70,928,910
Financial Sector Bonds		45,453,963
	Total:	$1,118,080,060

Leuthold Select Equities Fund (Unaudited)
Components of Portfolio Holdings
Health Care		$3,019,234
Consumer Discretionary		2,319,682
Information Technology		2,211,077
Industrials		1,135,340
Energy		1,096,506
Telecommunication Services		587,902
Materials		433,633
Utilities		405,756
Short-Term Investments		622,081
Consumer Staples		364,028
Financials		351,475
	Total:	$12,546,714

Leuthold Undervalued & Unloved Fund (Unaudited)
Components of Portfolio Holdings*
Information Technology		$2,124,353
Industrials		1,972,687
Materials		1,622,652
Health Care		1,497,307
Energy		1,436,669
Financials		998,250
Consumer Discretionary		654,241
Utilities		488,601
Consumer Staples		475,998
Telecommunication Services		329,334
	Total:	$11,600,092
* Excludes short-term investments

The Leuthold Funds

		Market Value
Leuthold Global Fund (Unaudited)
Components of Portfolio Holdings
Non-U.S. Traded Equities		$34,105,981
U.S. Traded Equities		32,102,660
Short-Term Investments		23,063,071
Foreign Government Bonds		10,087,557
High Yield Bond Funds		5,872,375
Non-U.S. Traded Equities - Short		1,608,057
U.S. Traded Equities - Short		1,063,310
	Total:	$107,903,011

Grizzly Short Fund (Unaudited)
Components of Portfolio Holdings*
Short Securities:
Consumer Discretionary		$33,940,638
Information Technology		33,475,468
Financials		26,629,861
Energy		11,516,692
Materials		8,227,741
Telecommunication Services		8,213,348
Index Funds		4,960,075
Industrials		4,795,410
Consumer Staples		4,795,157
Health Care		4,489,022
Utilities		4,286,522
	Total:	$145,329,934

Leuthold Core Investment Fund (Unaudited)
Components of Portfolio Holdings
U.S.Traded Equity Securities		$497,721,258
Short-Term Investments		144,804,651
Emerging Country Funds		102,723,573
High Yield Bond Funds		84,942,265
Brazilian Bonds		58,537,118
Financial Sector Bonds		32,363,318
	Total:	$921,092,183

* Excludes short-term investments

The Leuthold Funds

		Market Value
Leuthold Select Industries Fund (Unaudited)
Components of Portfolio Holdings*
Health Care		$9,107,445
Information Technology		7,337,562
Consumer Discretionary		6,579,101
Industrials		4,403,975
Energy		1,351,658
Utilities		422,278
	Total:	$29,202,019

* Excludes short-term investments

The Leuthold Funds

Statements of Assets and Liabilities
March 31, 2009 (Unaudited)

	Leuthold	Leuthold	Leuthold			Leuthold	Leuthold
	Asset	Select	Undervalued			Core	Select
	Allocation	Equities	& Unloved	Leuthold	Grizzly	Investment	Industries
	Fund	Fund	Fund	Global Fund	Short Fund	Fund	Fund
ASSETS:
Investments, at value
(cost $1,318,567,887,
$13,936,929, $13,910,017,
$120,786,901, $134,594,904,
$1,049,237,063, and
$32,830,672, respectively)	$1,118,080,060	$12,546,714	$11,600,092	$105,231,644	$134,594,904	$921,092,183	$29,345,012
Cash	58,489	1,939	—	312	—	—	—
Foreign currency
(cost $0, $0, $0, $42,345,
$0, $0, and $0, respectively)	—	—	—	39,540	—	—	—
Receivable for Fund shares sold	3,588,308	70,632	16,410	59,362	2,427,539	9,554,526	27,729
Receivable for investments sold	18,547,949	651,796	1,339,864	287	14,254,476	17,377,686	1,013,270
Deposit for short sales	38,865	—	—	—	—	1,492,727	—
Collateral at brokers for
securities sold short	—	—	—	4,369,433	181,297,817	—	—
Interest receivable	2,828,077	300	259	237,096	19,728	2,256,209	133
Dividends receivable	1,418,688	20,502	39,012	233,579	—	385,004	23,138
Receivable from Adviser	—	—	13,619	—	—	—	—
Other assets	102,632	10,339	15,620	53,527	29,179	2,294,012	10,957
Total Assets	1,144,663,068	13,302,222	13,024,876	110,224,780	332,623,643	954,452,347	30,420,239

LIABILITIES:
Bank overdraft	—	—	1,122,595	—	—	—	—
Securities sold short, at market
value (proceeds $0, $0, $0,
$2,382,270, $146,760,063, $0,
and $0, respectively)	—	—	—	2,671,367	145,329,934	—	—
Payable for investments
purchased	16,511,299	713,327	—	2,263,182	33,710,257	—	—
Payable for Fund shares redeemed	2,540,815	15,871	4,948	10,388	2,293,194	498,884	16,689
Payable to Adviser	852,777	3,598	—	108,229	266,036	691,183	24,502
Payable to Custodian	47,243	552	447	34,553	1,670	65,005	9,077
Dividends payable on
securities sold short	61,348	—	—	22,027	447,682	48,215	—
Distribution (Rule 12b-1)
fees payable	7,462	2,300	4,323	8,068	—	—	—
Shareholder servicing fees payable	—	—	—	—	4,094	72,561	2,485
Accrued expenses and
other liabilities	290,615	13,100	13,659	35,890	58,050	233,945	18,229
Total Liabilities	20,311,559	748,748	1,145,972	5,153,704	182,110,917	1,609,793	70,982
NET ASSETS	$1,124,351,509	$12,553,474	$11,878,904	$105,071,076	$150,512,726	$952,842,554	$30,349,257

See notes to the financial statements.

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2009 (Unaudited)

	Leuthold		Leuthold	Leuthold				Leuthold	Leuthold
	Asset		Select	Undervalued				Core	Select
	Allocation		Equities	& Unloved	Leuthold		Grizzly	Investment	Industries
	Fund		Fund	Fund	Global Fund		Short Fund	Fund	Fund
NET ASSETS CONSIST OF:
Capital stock	$1,930,503,656		$25,444,159	$23,473,276	$130,680,258		$122,935,553	$1,275,896,002	$40,728,113
Accumulated net investment
income/(loss)	4,715,950		(4,542)	29,822	143,943		(2,986,265)	(4,638,582)	(62,353)
Accumulated net realized
gain/(loss) on investments	(610,375,845)		(11,495,928)	(9,314,269)	(9,902,267)		29,133,309	(190,265,701)	(6,830,837)
Net unrealized appreciation/
(depreciation) on investments
and short positions	(200,492,252)		(1,390,215)	(2,309,925)	(15,850,858)		1,430,129	(128,149,165)	(3,485,666)
Total Net Assets	$1,124,351,509		$12,553,474	$11,878,904	$105,071,076		$150,512,726	$952,842,554	$30,349,257

Retail Class Shares
Net assets	$732,872,641		$12,553,474	$11,878,904	$37,119,966		$150,512,726	$708,595,148	$30,349,257
Shares outstanding
(1,000,000,000 shares of
$0.0001 par value authorized)	105,258,888		2,233,458	2,241,560	5,478,204		17,604,138	58,277,723	3,013,877
Net Asset Value, Redemption
Price and Offering Price
Per Share	$6.96	*	$5.62	$5.30 *	$6.78	*	$8.55	$12.16 *	$10.07

Institutional Class Shares
Net assets	$391,478,868		n/a	n/a	$67,951,110		n/a	$244,247,406	n/a
Shares outstanding
(1,000,000,000 shares of
$0.0001 par value authorized)	56,210,136		n/a	n/a	10,018,098		n/a	20,108,230	n/a
Net Asset Value, Redemption
Price and Offering Price
Per Share	$6.96	*	n/a	n/a	$6.78	*	n/a	$12.15 *	n/a

* Redemption price may differ from NAV if redemption fee is applied.

See notes to the financial statements.

The Leuthold Funds

Statements of Operations
For the Six Months Ended March 31, 2009 (Unaudited)

	Leuthold	Leuthold	Leuthold			Leuthold	Leuthold
	Asset	Select	Undervalued			Core	Select
	Allocation	Equities	& Unloved	Leuthold	Grizzly	Investment	Industries
	Fund	Fund	Fund	Global Fund	Short Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income (net of
foreign taxes withheld
of $95,633, $2,413, $1,582,
$67,650, $0, $65,544, and
$3,943, respectively)	$20,263,138	$116,200	$240,824	$917,650	$221	$11,913,323	$156,793
Interest income	10,709,157	1,829	1,456	468,401	909,417	7,648,361	5,623
Total investment income	30,972,295	118,029	242,280	1,386,051	909,638	19,561,684	162,416

EXPENSES:
Investment advisory fees (Note 3)	6,171,058	66,255	55,895	549,105	1,234,052	4,619,880	155,828
Administration fees	239,743	1,954	2,900	17,664	24,410	142,900	4,188
Transfer agent fees	723,824	8,605	12,074	27,542	14,190	104,780	3,996
Legal fees	28,140	264	342	2,850	4,676	17,560	560
Audit fees	18,838	13,248	8,232	10,724	12,498	24,540	16,300
Fund accounting fees	60,088	1,286	2,058	10,684	6,816	36,210	4,786
Custody fees	64,730	2,228	672	54,010	2,450	83,850	10,114
Shareholder servicing fees -
Retail Class	—	—	—	—	68,714	576,015	11,153
Registration fees	104,790	19,868	11,590	17,020	23,278	23,870	13,532
Reports to shareholders	82,820	756	1,012	8,386	13,798	52,206	1,654
Directors' fees	32,370	422	614	3,262	2,890	30,880	1,668
Distribution (Rule 12b-1) fees -
Retail Class	961,262	14,177	18,286	34,552	—	—	—
Other	22,768	304	324	870	3,256	22,199	990
Total expenses before dividends and
interest on short positions	8,510,431	129,367	113,999	736,669	1,411,028	5,734,890	224,769
Dividends and interest on
short positions	195,840	—	—	23,124	2,484,875	152,943	—
Reimbursement from Adviser	—	(6,796)	(2,208)	—	—	—	—
Total expenses	8,706,271	122,571	111,791	759,793	3,895,903	5,887,833	224,769
NET INVESTMENT INCOME/
(LOSS)	$22,266,024	$(4,542)	$130,489	$626,258	$(2,986,265)	$13,673,851	$(62,353)

See notes to the financial statements.

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2009 (Unaudited)

	Leuthold	Leuthold	Leuthold			Leuthold	Leuthold
	Asset	Select	Undervalued			Core	Select
	Allocation	Equities	& Unloved	Leuthold	Grizzly	Investment	Industries
	Fund	Fund	Fund	Global Fund	Short Fund	Fund	Fund
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
SHORT POSITIONS, FOREIGN
CURRENCY, AND FOREIGN
CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$(551,568,570)	$(8,902,247)	$(5,840,532)	$(7,175,002)	$—	$(142,193,036)	$(5,356,223)
Investment companies	70,256,300	—	—	(1,625,725)	—	(40,528,674)	(471,370)
Realized gain distributions
received from investment
companies	2,823,290	—	—	—	—	2,119,773	—
Short positions	(11,840,370)	—	—	(344,443)	42,152,704	(9,474,942)	—
Foreign currency and foreign
currency translation	(54,351)	—	—	—	—	(91,030)	—
Net unrealized appreciation
(depreciation) during the period on:
Investments	6,424,739	2,033,742	(1,507,895)	(7,174,045)	(28,300)	(58,223,089)	(3,611,256)
Investment companies	(15,286,249)	—	—	(445,360)	—	(38,676,030)	49,333
Short positions	—	—	—	(289,097)	(11,099,313)	—	—
Foreign currency and foreign
currency translation	751,344	(3)	—	25,699	(374)	379,016	(6)

Net realized and unrealized
gain (loss) on investments, short
positions, foreign currency,
and foreign currency
translation	(498,493,867)	(6,868,508)	(7,348,427)	(17,027,973)	31,024,717	(286,688,012)	(9,389,522)

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$(476,227,843)	$(6,873,050)	$(7,217,938)	$(16,401,715)	$28,038,452	$(273,014,161)	$(9,451,875)

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
OPERATIONS:	(Unaudited)
Net investment income	$22,266,024	$30,336,510
Net realized loss on investments, investment companies, short positions,
foreign currency and foreign currency translation	(490,383,701)	(109,227,262)
Net unrealized depreciation on investments, investment companies,
foreign currency, and foreign currency translation	(8,110,166)	(240,726,811)
Net decrease in net assets from operations	(476,227,843)	(319,617,563)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(10,993,417)	(20,723,495)
From net investment income - Institutional Class	(6,803,259)	(9,583,963)
From net realized gains - Retail Class	—	(10,125,274)
From net realized gains - Institutional Class	—	(3,393,060)
Total distributions	(17,796,676)	(43,825,792)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	279,039,186	1,239,966,127
Proceeds from shares sold - Institutional Class	125,345,457	694,899,192
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	10,174,291	28,897,396
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	6,323,367	12,656,332
Cost of shares redeemed - Retail Class *	(447,104,060)	(389,550,407)
Cost of shares redeemed - Institutional Class **	(245,095,665)	(89,962,658)
Net increase (decrease) in net assets from capital share transactions	(271,317,424)	1,496,905,982

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(765,341,943)	1,133,462,627
NET ASSETS
Beginning of period	1,889,693,452	756,230,825
End of period (including accumulated net investment
income of $4,715,950 and $246,602, respectively)	$1,124,351,509	$1,889,693,452

CHANGES IN SHARES OUTSTANDING:
Shares sold -Retail Class	37,295,369	111,669,575
Shares sold - Institutional Class	16,666,437	63,162,113
Shares issued to holders in reinvestment of dividends - Retail Class	1,363,035	2,658,110
Shares issued to holders in reinvestment of dividends -Institutional Class	847,621	1,176,132
Shares redeemed - Retail Class	(61,058,409)	(36,209,058)
Shares redeemed - Institutional Class	(33,666,516)	(8,570,073)
Net increase (decrease) in shares outstanding	(38,552,463)	133,886,799

* Net of redemption fees of (Retail Class):	$48,685	$35,649
** Net of redemption fees of (Institutional Class):	$7,808	$17,536

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Equities Fund
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
OPERATIONS:	(Unaudited)

Net investment loss	$(4,542)	$(46,934)
Net realized loss on investments	(8,902,247)	(2,316,853)
Net unrealized appreciation (depreciation) on investments, foreign currency,
and foreign currency translation	2,033,739	(5,570,609)
Net decrease in net assets from operations	(6,873,050)	(7,934,396)

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains	—	(478,489)
Return of capital	—	(35,682)
Total distributions	—	(514,171)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,314,531	28,236,894
Proceeds from shares issued to holders in
reinvestment of dividends	—	511,182
Cost of shares redeemed	(7,860,048)	(15,770,191)
Net increase (decrease) in net assets from capital share transactions	(1,545,517)	12,977,885

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(8,418,567)	4,529,318
NET ASSETS
Beginning of period	20,972,041	16,442,723
End of period (including accumulated net investment
income (loss) of $(4,542) and $0, respectively)	$12,553,474	$20,972,041

CHANGES IN SHARES OUTSTANDING:
Shares sold	1,040,105	2,490,900
Shares issued to holders in reinvestment of dividends	—	43,211
Shares redeemed	(1,236,747)	(1,440,013)
Net increase (decrease) in shares outstanding	(196,642)	1,094,098

See notes to the financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
	(Unaudited)
OPERATIONS:
Net investment income	$130,489	$262,071
Net realized loss on investments	(5,840,532)	(3,202,740)
Net unrealized depreciation on investments	(1,507,895)	(663,370)
Net decrease in net assets from operations	(7,217,938)	(3,604,039)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(162,848)	(199,951)
Total distributions	(162,848)	(199,951)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,689,995	19,074,505
Proceeds from shares issued to holders in
reinvestment of dividends	159,106	196,229
Cost of shares redeemed*	(4,790,781)	(6,690,744)
Net increase (decrease) in net assets from capital share transactions	(941,680)	12,579,990

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(8,322,466)	8,776,000
NET ASSETS
Beginning of period	20,201,370	11,425,370
End of period (including accumulated net investment
income (loss) of $29,822 and $62,181 , respectively)	$11,878,904	$20,201,370

CHANGES IN SHARES OUTSTANDING:
Shares sold	625,047	2,033,820
Shares issued to holders in reinvestment of dividends	26,410	21,846
Shares redeemed	(882,510)	(711,593)
Net increase (decrease) in shares outstanding	(231,053)	1,344,073

* Net of redemption fees of:	$18	$116

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Statement of Changes in Net Assets

		Period from
		April 30, 2008*
	Six Months Ended	through
	March 31, 2009	September 30, 2008
	(Unaudited)
OPERATIONS:
Net investment income	$626,258	$294,739
Net realized loss on investments	(9,145,170)	(757,097)
Net unrealized depreciation on investments, short positions,
foreign currency, and foreign currency translation	(7,882,803)	(7,968,055)
Net decrease in net assets from operations	(16,401,715)	(8,430,413)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(220,455)	—
From net investment income - Institutional Class	(563,879)	—
From net realized gains - Retail Class	—	—
From net realized gains - Institutional Class	—	—
Total distributions	(784,334)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	33,956,828	23,526,181
Proceeds from shares sold - Institutional Class	47,339,985	60,192,751
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	123,096	—
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	495,354	—
Cost of shares redeemed - Retail Class**	(11,977,888)	(1,144,195)
Cost of shares redeemed - Institutional Class***	(18,666,948)	(3,157,626)
Net increase in net assets from capital share transactions	51,270,427	79,417,111

TOTAL INCREASE IN NET ASSETS:	34,084,378	70,986,698
NET ASSETS
Beginning of period	70,986,698	—
End of period (including accumulated net investment
income of $143,943 and $302,019, respectively)	$105,071,076	$70,986,698

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	4,827,229	2,472,257
Shares sold - Institutional Class	6,606,871	6,323,853
Shares issued to holders in reinvestment of dividends - Retail Class	17,032	—
Shares issued to holders in reinvestment of dividends - Institutional Class	68,350	—
Shares redeemed - Retail Class	(1,710,379)	(127,936)
Shares redeemed - Institutional Class	(2,653,733)	(327,242)
Net increase in shares outstanding	7,155,370	8,340,932

* Commencement of operations.
** Net of redemption fees of (Retail Class):	$564	$94
*** Net of redemption fees of (Institutional Class):	$—	$—

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$(2,986,265)	$1,752,235
Net realized gain on short positions	42,152,704	26,540,090
Net unrealized appreciation (depreciation) on investments, short positions,
foreign currency, and foreign currency translation	(11,127,987)	7,863,014
Net increase in net assets from operations	28,038,452	36,155,339

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(302,899)	(1,744,732)
From net realized gains	(6,211,235)	—
Total distributions	(6,514,134)	(1,744,732)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	367,925,918	278,539,437
Proceeds from shares issued to holders in
reinvestment of dividends	5,766,504	1,628,624
Cost of shares redeemed*	(380,442,839)	(255,504,344)
Net increase (decrease) in net assets from capital share transactions	(6,750,417)	24,663,717

TOTAL INCREASE IN NET ASSETS:	14,773,901	59,074,324
NET ASSETS
Beginning of period	135,738,825	76,664,501
End of period (including accumulated net investment
income (loss) of $(2,986,265) and $302,899, respectively)	$150,512,726	$135,738,825

CHANGES IN SHARES OUTSTANDING:
Shares sold	39,164,020	45,079,710
Shares issued to holders in reinvestment of dividends	621,569	294,190
Shares redeemed	(40,725,809)	(42,555,567)
Net increase (decrease) in shares outstanding	(940,220)	2,818,333

* Net of redemption fees of:	$—	$2,725

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
	(Unaudited)
OPERATIONS:
Net investment income	$13,673,851	$26,222,303
Net realized gain (loss) on investments, short positions,
foreign currency, and foreign currency translation	(190,167,909)	43,030,504
Net unrealized appreciation (depreciation) on investments,
foreign currency, and foreign currency translation	(96,520,103)	(256,067,844)
Net decrease in net assets from operations	(273,014,161)	(186,815,037)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(7,450,790)	(24,561,176)
From net investment income - Institutional Class	(2,422,004)	(5,258,958)
From net realized gains - Retail Class	—	(275,904,309)
From net realized gains - Institutional Class	—	(36,566,524)
Total distributions	(9,872,794)	(342,290,967)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	42,827,680	37,688,616
Proceeds from shares sold - Institutional Class	56,980,868	189,707,114
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	6,983,406	281,231,258
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	2,375,367	37,407,711
Cost of shares redeemed - Retail Class *	(225,774,277)	(347,390,772)
Cost of shares redeemed - Institutional Class **	(69,229,099)	(26,246,114)
Net increase (decrease) in net assets from capital share transactions	(185,836,055)	172,397,813

TOTAL DECREASE IN NET ASSETS:	(468,723,010)	(356,708,191)
NET ASSETS
Beginning of period	1,421,565,564	1,778,273,755
End of period (including accumulated net investment
loss of $(4,638,582) and $(8,439,639), respectively)	$952,842,554	$1,421,565,564

CHANGES IN SHARES OUTSTANDING:
Shares sold -Retail Class	3,536,191	2,072,186
Shares sold - Institutional Class	4,668,127	10,757,454
Shares issued to holders in reinvestment of dividends - Retail Class	549,993	15,847,093
Shares issued to holders in reinvestment of dividends -Institutional Class	187,321	2,113,272
Shares redeemed - Retail Class	(18,418,724)	(19,654,181)
Shares redeemed - Institutional Class	(5,669,007)	(1,559,334)
Net increase (decrease) in shares outstanding	(15,146,099)	9,576,490

* Net of redemption fees of (Retail Class):	$4,880	$450
** Net of redemption fees of (Institutional Class):	$23	$—

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
	(Unaudited)
OPERATIONS:
Net investment loss	$(62,353)	$(65,097)
Net realized loss on investments	(5,827,593)	(312,241)
Net unrealized depreciation on investments, foreign currency,
and foreign currency translation	(3,561,929)	(10,959,576)
Net decrease in net assets from operations	(9,451,875)	(11,336,914)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(269,187)
From net realized gains	—	(18,664,389)
Return of capital	—	(90,474)
Total distributions	—	(19,024,050)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,083,874	3,369,208
Proceeds from shares issued to holders in
reinvestment of dividends	—	17,711,137
Cost of shares redeemed*	(9,915,121)	(22,107,007)
Net decrease in net assets from capital share transactions	(2,831,247)	(1,026,662)

TOTAL DECREASE IN NET ASSETS:	(12,283,122)	(31,387,626)
NET ASSETS
Beginning of period	42,632,379	74,020,005
End of period (including accumulated net investment
income (loss) of $(62,353) and $0, respectively)	$30,349,257	$42,632,379

CHANGES IN SHARES OUTSTANDING:
Shares sold	704,068	216,605
Shares issued to holders in reinvestment of dividends	—	1,122,989
Shares redeemed	(961,550)	(1,441,428)
Net decrease in shares outstanding	(257,482)	(101,834)

* Net of redemption fees of:	$—	$115

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund - Retail
Financial Highlights

					Period from
	Six Months				May 24, 2006 (1)
	Ended		Year Ended	Year Ended	through
	March 31, 2009		September 30, 2008	September 30, 2007	September 30, 2006
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$9.45		$11.43	$9.73	$10.00
Income (loss) from investment operations:
Net investment income (3)	0.12		0.20	0.16	0.03
Net realized and unrealized gains (losses)
on investments and short positions	(2.52)		(1.80)	1.72	(0.30)
Total from investment operations	(2.40)		(1.60)	1.88	(0.27)

Less distributions:
From net investment income	(0.09)		(0.20)	(0.18)	—
From net realized gains	—		(0.18)	—	—
Total distributions	(0.09)		(0.38)	(0.18)	—
Net asset value, end of period	$6.96		$9.45	$11.43	$9.73

Total return	(25.42%)		(14.45%)	19.46%	(2.70%)

Supplemental data and ratios:
Net assets, end of period	$732,872,641		$1,205,840,473	$566,453,346	$77,573,030
Ratio of expenses to average net assets:
Before expense reimbursement (4)	1.35	% (5)	1.34%	1.43%	1.78	% (5)
After expense reimbursement (4)	1.35	% (5)	1.34%	1.43%	1.73	% (5)
Ratio of net investment income to average net assets:
Before expense reimbursement (6)	3.17	% (5)	1.99%	1.97%	2.71	% (5)
After expense reimbursement (6)	3.17	% (5)	1.99%	1.97%	2.76	% (5)
Portfolio turnover rate (7)	77.87%		197.96%	196.15%	26.83%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)
The ratio of expenses to average net assets includes dividends on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.32% and 1.32%, respectively, for the six months ended March 31, 2009, 1.23% and 1.23%, respectively, for the year ended September 30, 2008, 1.32% and 1.32%, respectively, for the year ended September 30, 2007, and 1.55% and 1.50%,  respectively, for the period ended September 30, 2006.

(5)	Annualized.
(6)	The net investment income ratios include dividends on short positions.
(7)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund - Institutional
Financial Highlights

				Period from
	Six Months			January 31, 2007 (1)
	Ended		Year Ended	through
	March 31, 2009		September 30, 2008	September 30, 2007
	(Unaudited)
Per Share Data(2):
Net asset value, beginning of period	$9.45		$11.44	$10.53
Income (loss) from investment operations:
Net investment income (3)	0.13		0.21	0.12
Net realized and unrealized gains (losses)
on investments and short positions	(2.52)		(1.81)	0.92
Total from investment operations	(2.39)		(1.60)	1.04
Less distributions:
From net investment income	(0.10)		(0.21)	(0.13)
From net realized gains	––		(0.18)	––
Total distributions	(0.10)		(0.39)	(0.13)
Net asset value, end of period	$6.96		$9.45	$11.44

Total return	(25.34%)		(14.42%)	9.95%

Supplemental data and ratios:
Net assets, end of period	$391,478,868		$683,852,979	$189,777,479
Ratio of expenses to average net assets:
Before expense reimbursement (4)	1.13	% (5)	1.21%	1.22	% (5)
After expense reimbursement (4)	1.13	% (5)	1.21%	1.22	% (5)
Ratio of net investment income to average net assets:
Before expense reimbursement (6)	3.39	% (5)	2.12%	2.11	% (5)
After expense reimbursement (6)	3.39	% (5)	2.12%	2.11	% (5)
Portfolio turnover rate (7)	77.87%		197.96%	196.15%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)
The ratio of expenses to average net assets includes dividends on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.10% and 1.10%, respectively, for the six months ended March 31, 2009, 1.09% and 1.09%, respectively, for the year ended September 30, 2008, and 1.08% and 1.08%, respectively, for the period ended September 30, 2007.

(5)	Annualized.
(6)	The net investment income ratios include dividends on short positions.
(7)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Equities Fund
Financial Highlights

					Period from
	Six Months				May 24, 2006 (1)
	Ended		Year Ended	Year Ended	through
	March 31, 2009		September 30, 2008	September 30, 2007	September 30, 2006
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$8.63		$12.31	$9.15	$10.00
Income (loss) from investment operations:
Net investment income (loss) (3)	(0.00	) (4)	(0.02)	(0.04)	(0.01)
Net realized and unrealized gains (losses)
on investments and short positions	(3.01)		(3.34)	3.20	(0.84)
Total from investment operations	(3.01)		(3.36)	3.16	(0.85)

Less distributions:
From net investment income	—		(0.30)	—	—
Return of capital	—		(0.02)	—	—
Total distributions	—		(0.32)	—	—
Net asset value, end of period	$5.62		$8.63	$12.31	$9.15

Total return	(34.88%)		(27.98%)	34.54%	(8.50%)

Supplemental data and ratios:
Net assets, end of period	$12,553,474		$20,972,041	$16,442,723	$3,281,715
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.95	%(5)	1.56%	2.16%	6.20	% (5)
After expense reimbursement or recovery	1.85	%(5)	1.80%	1.85%	1.85	% (5)
Ratio of net investment income to average net assets:
Before expense reimbursement or recovery	(0.17	%)(5)	0.04%	(1.01%)	(4.74	%) (5)
After expense reimbursement or recovery	(0.07	%)(5)	(0.20%)	(0.70%)	(0.39	%) (5)
Portfolio turnover rate	116.88%		198.28%	191.08%	88.00%

(1)	Commencement of operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Less than once cent per share.
(5)	Annualized.

See notes to the financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Financial Highlights

				Period from
	Six Months			November 14, 2006 (1)
	Ended		Year Ended	through
	March 31, 2009		September 30, 2008	September 30, 2007
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$8.17		$10.12	$10.00
Income (loss) from investment operations:
Net investment income (3)	0.05		0.14	0.11
Net realized and unrealized gains (losses)
on investments and short positions	(2.86)		(1.97)	0.12
Total from investment operations	(2.81)		(1.83)	0.23
Less distributions:
From net investment income	(0.06)		(0.12)	(0.11)
From net realized gains	—		—	––
Total distributions	(0.06)		(0.12)	(0.11)
Net asset value, end of period	$5.30		$8.17	$10.12

Total return	(34.45%)		(18.23%)	2.30%

Supplemental data and ratios:
Net assets, end of period	$11,878,904		$20,201,370	$11,425,370
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.53	% (4)	1.35%	2.03	% (4)
After expense reimbursement or recovery	1.50	% (4)	1.50%	1.50	% (4)
Ratio of net investment income to average net assets:
Before expense reimbursement or recovery	1.72	% (4)	1.79%	1.00	% (4)
After expense reimbursement or recovery	1.75	% (4)	1.64%	1.53	% (4)
Portfolio turnover rate	61.33%		110.14%	56.25%

(1)	Commencement of operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Annualized.

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund - Retail
Financial Highlights

			Period from
	Six Months		July 1, 2008 (1)
	Ended		through
	March 31, 2009		September 30, 2008
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$8.51		$10.00
Income (loss) from investment operations:
Net investment income (3)	0.02		0.03
Net realized and unrealized losses
on investments and short positions	(1.70)		(1.52)
Total from investment operations	(1.68)		(1.49)
Less distributions:
From net investment income	(0.05)		––
From net realized gains	—		––
Total distributions	(0.05)		––
Net asset value, end of period	$6.78		$8.51

Total return	(19.77%)		(14.04%)
Supplemental data and ratios:
Net assets, end of period	$37,119,966		$19,940,804
Ratio of expenses to average net assets:
Before expense reimbursement (4)	1.90	% (5)	1.83	% (5)
After expense reimbursement (4)	1.90	% (5)	1.83	% (5)
Ratio of net investment income to average net assets:
Before expense reimbursement (6)	1.25	% (5)	2.01	% (5)
After expense reimbursement (6)	1.25	% (5)	2.01	% (5)
Portfolio turnover rate (7)	87.15%		62.34%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)
The ratio of expenses to average net assets includes dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.85% and 1.85%, respectively, for the six months ended March 31, 2009 and 1.83% and 1.83%, respectively, for the period ended September 30, 2008.

(5)	Annualized.
(6)	The net investment income ratios include dividends on short positions.
(7)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund - Institutional
Financial Highlights

			Period from
	Six Months		April 30, 2008 (1)
	Ended		through
	March 31, 2009		September 30, 2008
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$8.51		$10.00
Income (loss) from investment operations:
Net investment income (3)	0.03		0.04
Net realized and unrealized losses
on investments and short positions	(1.70)		(1.53)
Total from investment operations	(1.67)		(1.49)
Less distributions:
From net investment income	(0.06)		––
From net realized gains	—		––
Total distributions	(0.06)		––
Net asset value, end of period	$6.78		$8.51

Total return	(19.69%)		(14.90%)
Supplemental data and ratios:
Net assets, end of period	$67,951,110		$51,045,894
Ratio of expenses to average net assets:

Before expense reimbursement (4)	1.65	% (5)	1.61	% (5)
After expense reimbursement (4)	1.65	% (5)	1.61	% (5)
Ratio of net investment income to average net assets:
Before expense reimbursement (6)	1.50	% (5)	2.20	% (5)
After expense reimbursement (6)	1.50	% (5)	2.20	% (5)
Portfolio turnover rate (7)	87.15%		62.34%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)
The ratio of expenses to average net assets includes dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.60% and 1.60%, respectively, for the six months ended March 31, 2009 and 1.60% and 1.60%, respectively, for the period ended September 30, 2008.

(5)	Annualized.
(6)	The net investment income ratios include dividends on short positions.
(7)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Financial Highlights

			Years Ended September 30,
	Six Months Ended
	March 31, 2009		2008	2007	2006	2005	2004
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$7.32		$4.88	$5.69	$6.72	$7.56	$8.93
Income (loss) from investment operations:
Net investment income (2)	(0.17)		0.12	0.31	0.36	0.08	(0.14)
Net realized and unrealized
gains (losses) on investments	1.78		2.44	(0.81)	(1.04)	(0.84)	(1.23)
and short positions
Total from investment operations	1.61		2.56	(0.50)	(0.68)	(0.76)	(1.37)
Less distributions:
From net investment income	(0.02)		(0.12)	(0.31)	(0.35)	(0.08)	––
From net realized gains	(0.36)		––	––	––	–– (3)	––
Total distributions	(0.38)		(0.12)	(0.31)	(0.35)	(0.08)	––
Net asset value, end of period	$8.55		$7.32	$4.88	$5.69	$6.72	$7.56

Total return	21.42%		53.43%	(8.82%)	(10.23%)	(10.00%)	(15.34%)

Supplemental data and ratios:
Net assets, end of period	$150,512,726		$135,738,825	$76,664,501	$48,722,993	$54,684,868	$21,754,861
Ratio of expenses to average net assets:
Before expense reimbursement (4)	3.95	% (5)	3.21%	2.86%	2.93%	2.94%	3.60%
After expense reimbursement (4)	3.95	% (5)	3.21%	2.86%	2.93%	2.94%	3.60%
Ratio of net investment income
to average net assets:
Before expense reimbursement (6)	(3.02	%) (5)	2.01%	6.40%	5.57%	1.66%	(2.31%)
After expense reimbursement (6)	(3.02	%) (5)	2.01%	6.40%	5.57%	1.66%	(2.31%)
Portfolio turnover rate (7)	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Less than one cent per share.
(4)
The ratio of expenses to average net assets includes dividends on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.43% and 1.43%, respectively, for the six months ended March 31, 2009, 1.50% and 1.50%, respectively, for the year ended September 30, 2008, 1.61% and 1.61%, respectively, for the year ended September 30, 2007, 1.57% and 1.57%, respectively, for the year ended September 30, 2006, 1.77% and 1.77%, respectively, for the year ended September 30, 2005, and 2.12% and 2.12%, respectively, or the year ended September 30, 2004.

(5)	Annualized.
(6)	The net investment income ratios include dividends on short positions.
(7)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund - Retail
Financial Highlights

			Years Ended September 30,
	Six Months Ended
	March 31, 2009		2008	2007	2006	2005	2004
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$15.20		$21.18	$17.45	$17.50	$15.49	$13.39
Income (loss) from investment operations:
Net investment income	0.16	(2)	0.26 (3)	0.39 (3)	0.43 (3)	0.09 (3)	— (3)
Net realized and unrealized
gains (losses) on investments
and short positions	(3.08)		(2.18)	3.81	0.68	2.65	2.15
Total from investment operations	(2.92)		(1.92)	4.20	1.11	2.74	2.15
Less distributions:
From net investment income	(0.12)		(0.31)	(0.38)	(0.42)	(0.09)	––
In excess of net investment income	—		––	––	––	––	(0.05)
From net realized gains	—		(3.75)	(0.09)	(0.74)	(0.64)	––
Total distributions	(0.12)		(4.06)	(0.47)	(1.16)	(0.73)	(0.05)
Net asset value, end of period	$12.16		$15.20	$21.18	$17.45	$17.50	$15.49

Total return	(19.29%)		(11.48%)	24.32%	6.64%	18.26%	16.03%

Supplemental data and ratios:
Net assets, end of period	$708,595,148		$1,103,832,039	$1,574,861,576	$1,490,923,347	$1,112,947,051	$511,455,363
Ratio of expenses to average net assets:
Before expense reimbursement (4)	1.18	% (5)	1.28%	1.15%	1.39%	1.74%	1.37%
After expense reimbursement (4)	1.18	% (5)	1.28%	1.15%	1.39%	1.74%	1.37%
Ratio of net investment income
to average net assets:
Before expense reimbursement (6)	2.63	% (5)	1.51%	1.96%	2.51%	0.67%	(0.03%)
After expense reimbursement (6)	2.63	% (5)	1.51%	1.96%	2.51%	0.67%	(0.03%)
Portfolio turnover rate (7)	57.20%		238.34%	144.17%	86.40%	163.88%	132.96%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)
The ratio of expenses to average net assets includes dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.15% and 1.15%, respectively, for the six months ended March 31, 2009, 1.11% and 1.11%, respectively, for the year ended September 30, 2008, 1.08% and 1.08%, respectively, for the year ended September 30, 2007, 1.08% and 1.08%, respectively, for the year ended September 30, 2006, 1.19% and 1.19%, respectively, for the year ended September 30, 2005, and 1.21% and 1.21%, respectively, for the year ended September 30, 2004.

(5)	Annualized.
(6)	The net investment income ratios include dividends on short positions.
(7)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund - Institutional
Financial Highlights

					Period from
	Six Months		Year	Year	January 31, 2006 (1)
	Ended		Ended	Ended	through
	March 31, 2009		September 30, 2008	September 30, 2007	September 30, 2006
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$15.19		$21.17	$17.43	$17.74
Income (loss) from investment operations:
Net investment income	0.17	(3)	0.28 (4)	0.40 (4)	0.30	(4)
Net realized and unrealized gains (losses)
on investments and short positions	(3.08)		(2.19)	3.83	(0.27)
Total from investment operations	(2.91)		(1.91)	4.23	0.03

Less distributions:
From net investment income	(0.13)		(0.32)	(0.40)	(0.34)
From net realized gains	—		(3.75)	(0.09)	—
Total distributions	(0.13)		(4.07)	(0.49)	(0.34)
Net asset value, end of period	$12.15		$15.19	$21.17	$17.43

Total return	(19.20%)		(11.46%)	24.53%	0.17%

Supplemental data and ratios:
Net assets, end of period	$244,247,406		$317,733,525	$203,412,179	$103,587,516
Ratio of expenses to average net assets:
Before expense reimbursement (5)	1.03	% (6)	1.18%	1.05%	1.32	% (6)
After expense reimbursement (5)	1.03	% (6)	1.18%	1.05%	1.32	% (6)
Ratio of net investment income to average net assets:
Before expense reimbursement (7)	2.78	% (6)	1.61%	2.06%	2.83	% (6)
After expense reimbursement (7)	2.78	% (6)	1.61%	2.06%	2.83	% (6)
Portfolio turnover rate (8)	57.20%		238.34%	144.17%	86.40%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)
The ratio of expenses to average net assets includes dividends on short positions.  The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.00% and 1.00%, respectively, for the six months ended March 31, 2009, 1.01%  and 1.01%, respectively, for the year ended September 30, 2008, 0.98% and 0.98%, respectively, for the year ended September 30, 2007, and 0.99%  and 0.99%, respectively, for the period ended September 30, 2006.

(6)	Annualized.
(7)	The net investment income ratios include dividends on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Financial Highlights

			Years Ended September 30,
	Six Months Ended
	March 31, 2009		2008		2007	2006	2005		2004
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$13.03		$21.94		$17.25	$16.07	$12.26		$10.40
Income (loss) from investment operations:
Net investment income (loss)	(0.02	) (2)	(0.04	) (3)	0.13 (3)	0.04 (3)	(0.02	) (3)	(0.13	) (3)
Net realized and unrealized
gains (losses) on investments
and short positions	(2.94)		(3.15)		4.98	1.34	3.83		1.99
Total from investment operations	(2.96)		(3.19)		5.11	1.38	3.81		1.86
Less distributions:
From net investment income	—		(0.06)		(0.12)	(0.03)	—		––
From net realized gains	—		(5.63)		(0.30)	(0.17)	—		––
Return of Capital	—		(0.03)		—	—	—		––
Total distributions	—		(5.72)		(0.42)	(0.20)	—		—
Net asset value, end of period	$10.07		$13.03		$21.94	$17.25	$16.07		$12.26

Total return	(22.78%)		(18.90%)		30.12%	8.67%	31.08%		17.88%

Supplemental data and ratios:
Net assets, end of period	$30,349,257		$42,632,379		$74,020,005	$76,270,125	$31,197,482		$20,776,181
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.44	% (4)	1.30%		1.29%	1.30%	1.56%		1.63%
After expense reimbursement or recovery	1.44	% (4)	1.30%		1.29%	1.32%	1.60%		1.72%
Ratio of net investment income
to average net assets:
Before expense reimbursement or recovery	(0.40	%) (4)	(0.11%)		0.61%	0.26%	(0.16%)		(0.94%)
After expense reimbursement or recovery	(0.40	%) (4)	(0.11%)		0.61%	0.24%	(0.20%)		(1.03%)
Portfolio turnover rate	75.96%		139.89%		132.08%	179.88%	156.11%		165.86%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment loss per share is calculated based on average shares outstanding.
(3)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Annualized.

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 54.54%
Aerospace & Defense - 1.26%
Boeing Co.	78,996	$2,810,678
Lockheed Martin Corp.	36,608	2,527,050
Raytheon Co.	78,520	3,057,569
United Technologies Corp.	134,008	5,759,664
		14,154,961
Biotechnology - 1.10%
Amgen, Inc. (a)	119,988	5,941,806
Cephalon, Inc. (a)	94,417	6,429,797
		12,371,603
Chemicals - 1.52%
Mosaic Co.	242,856	10,195,095
RPM International, Inc.	178,063	2,266,742
Sociedad Quimica y Minera
de Chile SA - ADR	173,098	4,597,483
		17,059,320
Commercial Banks - 0.82%
BancorpSouth, Inc.	95,084	1,981,551
BB&T Corp.	62,344	1,054,861
PNC Financial Services
Group, Inc.	32,285	945,628
TCF Financial Corp.	232,640	2,735,846
Umpqua Holdings Corp.	138,441	1,254,275
U.S. Bancorp	83,912	1,225,954
		9,198,115
Commercial Services & Supplies - 2.05%
Career Education Corp. (a)	275,701	6,605,796
Healthcare Services Group	62,626	937,511
Pitney Bowes, Inc.	344,403	8,041,810
Stericycle, Inc. (a)	155,394	7,416,956
		23,002,073

	Shares	Value
Communications Equipment - 0.67%
Avocent Corp. (a)	189,786	$2,304,002
Cisco Systems, Inc. (a)(b)	311,325	5,220,920
		7,524,922
Computers & Peripherals - 1.92%
Diebold, Inc.	291,119	6,215,391
Hewlett-Packard Co.	186,824	5,989,577
NCR Corp. (a)	95,421	758,597
QLogic Corp. (a)	778,203	8,653,617
		21,617,182
Consumer Finance - 0.10%
First Cash Financial Services,
Inc. (a)	76,243	1,137,546
Containers & Packaging - 0.12%
Packaging Corp. of America	101,946	1,327,337
Diversified Consumer Services - 1.28%
Apollo Group, Inc. - Class A (a)	92,450	7,241,608
ITT Educational Services, Inc. (a)	59,011	7,165,116
		14,406,724
Diversified Financial Services - 0.41%
JPMorgan Chase & Co.	171,725	4,564,451
Diversified Telecommunication Services - 1.94%
China Unicom Hong Kong
Ltd. - ADR	788,774	8,211,137
Chunghwa Telecom Co.
Ltd. - ADR	169,901	3,097,295
Nippon Telegraph & Telephone
Corp. - ADR (a)	356,793	6,789,771
Vimpel-Communications - ADR	574,819	3,759,316
		21,857,519

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value
Electric Utilities - 0.86%
Cleco Corp.	89,580	$1,942,990
Duke Energy Corp.	88,131	1,262,036
Enersis SA - ADR	304,490	4,597,799
Westar Energy, Inc.	108,946	1,909,823
		9,712,648
Electrical Equipment - 0.13%
Thomas & Betts Corp. (a)	58,408	1,461,368
Electronic Equipment, Instruments
& Components - 0.66%
Cognex Corp.	121,954	1,628,086
SYNNEX Corp. (a)	295,853	5,819,428
		7,447,514
Energy Equipment & Services - 0.92%
Nabors Industries Ltd. (a)(c)	259,876	2,596,161
Rowan Companies, Inc.	200,598	2,401,158
Tidewater, Inc.	143,349	5,322,549
		10,319,868
Food Products - 0.56%
Cal-Maine Foods, Inc.	33,156	742,363
Sara Lee Corp.	686,899	5,550,144
		6,292,507
Food & Staples Retailing - 0.64%
Wal-Mart Stores, Inc.	137,691	7,173,701

Gas Utilities - 1.02%
New Jersey Resources Corp.	145,559	4,946,095
UGI Corp.	275,382	6,501,769
		11,447,864
Health Care Equipment & Supplies - 0.64%
Covidien Ltd. (c)	186,867	6,211,459
Syneron Medical Ltd. (a)(c)	163,709	970,794
		7,182,253

	Shares	Value
Health Care Providers & Services - 2.92%
Amedisys, Inc. (a)	173,098	$4,758,464
AmerisourceBergen Corp.	196,908	6,431,015
Chemed Corp.	40,139	1,561,407
Emergency Medical Services
Corp. - Class A (a)	112,120	3,519,447
Express Scripts, Inc. (a)	129,823	5,993,928
Medco Health Solutions, Inc. (a)	161,295	6,667,935
PharMerica Corp. (a)	171,567	2,854,875
UnitedHealth Group, Inc.	49,591	1,037,940
		32,825,011
Health Care Technology - 0.59%
Cerner Corp. (a)	151,562	6,664,181
Hotels, Restaurants & Leisure - 1.08%
International Speedway
Corp. - Class A	273,415	6,031,535
McDonald's Corp.	112,120	6,118,388
		12,149,923
Household Durables - 0.27%
Sony Corp. - ADR	147,202	3,036,777
Industrial Conglomerates - 0.47%
3M Co.	31,151	1,548,828
Tyco International Ltd. (c)	188,854	3,693,984
		5,242,812
Insurance - 1.39%
American Financial
Group, Inc.	160,762	2,580,230
Arch Capital Group Ltd. (a)(c)	48,322	2,602,623
Chubb Corp.	29,639	1,254,323
Fairfax Financial Holdings
Ltd. (c)	23,604	6,148,842
Travelers Companies, Inc.	75,185	3,055,518
		15,641,536

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value
Internet Software & Services - 0.56%
Sohu.com, Inc. (a)	151,460	$6,256,813
IT Services - 2.07%
Accenture Ltd. - Class A (c)	251,778	6,921,377
CACI International, Inc. -
Class A (a)	129,823	4,737,241
Computer Sciences Corp. (a)	72,541	2,672,410
CSG Systems International,
Inc. (a)	230,481	3,291,269
Mantech International Corp. -
Class A (a)	133,757	5,604,419
		23,226,716
Leisure Equipment & Products - 0.58%
Hasbro, Inc.	259,646	6,509,325
Machinery - 1.40%
Briggs & Stratton Corp.	107,351	1,771,291
Caterpillar, Inc.	155,155	4,338,134
Deere & Co.	252,591	8,302,666
Watts Water Technologies,
Inc. - Class A	65,616	1,283,449
		15,695,540
Media - 0.87%
DreamWorks Animation SKG,
Inc. - Class A (a)	154,627	3,346,128
Marvel Entertainment, Inc. (a)	241,943	6,423,587
		9,769,715
Metals & Mining - 2.98%
BHP Billiton Ltd. - ADR	200,722	8,952,201
Compass Minerals International,
Inc.	135,724	7,650,762
Freeport-McMoran Copper
& Gold, Inc.	317,368	12,094,895
Nucor Corp.	127,517	4,867,324
		33,565,182

	Shares	Value
Multi-Utilities - 0.15%
PG&E Corp.	45,008	$1,720,206
Multiline Retail - 0.60%
Family Dollar Stores, Inc.	201,247	6,715,612
Oil, Gas & Consumable Fuels - 4.92%
BP PLC - ADR	167,196	6,704,560
Chevron Corp.	102,285	6,877,643
Devon Energy Corp.	139,062	6,214,681
ENI SpA - ADR	171,131	6,557,740
Kinder Morgan Management,
LLC (a)	171,131	6,975,300
Occidental Petroleum Corp.	139,745	7,776,809
Sunoco, Inc.	186,867	4,948,238
Total SA - ADR	144,240	7,076,414
Tsakos Energy Navigation
Ltd. (c)	158,759	2,236,914
		55,368,299
Personal Products - 0.26%
Herbalife Ltd. (c)	192,768	2,887,665
Pharmaceuticals - 5.52%
AstraZeneca PLC - ADR	444,959	15,773,797
Bristol-Myers Squibb Co.	745,732	16,346,445
Eli Lilly & Co.	222,273	7,426,141
King Pharmaceuticals, Inc. (a)	240,606	1,701,084
Medicis Pharmaceutical Corp. -
Class A	340,053	4,206,456
Merck & Co., Inc.	100,108	2,677,889
Novartis AG - ADR	33,688	1,274,417
Sanofi-Aventis SA - ADR	47,909	1,338,098
Viropharma, Inc. (a)	801,915	4,210,054
Watson Pharmaceuticals,
Inc. (a)	230,141	7,159,687
		62,114,068

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value
Professional Services - 0.80%
Dun & Bradstreet Corp.	98,351	$7,573,027
MPS Group, Inc. (a)	248,775	1,480,211
		9,053,238
Real Estate Investment Trusts (REITs) - 0.06%
Host Hotels & Resorts, Inc.	179,117	702,139
Road & Rail - 1.52%
Burlington Northern
Santa Fe Corp.	98,351	5,915,812
Norfolk Southern Corp.	159,328	5,377,320
Union Pacific Corp.	141,625	5,822,204
		17,115,336
Semiconductors & Semiconductor
Equipment - 1.77%
Intel Corp.	646,644	9,731,992
Texas Instruments, Inc.	616,346	10,175,873
		19,907,865
Software - 2.46%
CA, Inc.	394,475	6,946,705
Check Point Software
Technologies (a)(c)	350,129	7,776,365
Microsoft Corp.	300,953	5,528,507
Oracle Corp. (a)	407,173	7,357,616
		27,609,193
Specialty Retail - 1.93%
AutoZone, Inc. (a)	40,885	6,648,719
Home Depot, Inc.	290,924	6,854,169
O'Reilly Automotive, Inc. (a)	149,493	5,233,750
Rent-A-Center, Inc./TX (a)	154,763	2,997,759
		21,734,397

	Shares	Value
Tobacco - 0.48%
Reynolds American, Inc.	40,057	$1,435,643
Universal Corp.	133,138	3,983,489
		5,419,132
Wireless Telecommunication Services - 0.27%
NTT DoCoMo, Inc. - ADR	222,036	3,030,792

TOTAL COMMON STOCKS
(Cost $711,431,504)		$613,220,949

INVESTMENT COMPANIES - 20.16%
Exchange Traded Funds - 7.22%
iShares FTSE/Xinhua China
25 Index Fund	1,298,992	$37,047,252
iShares MSCI Brazil
Index Fund	98,754	3,720,063
iShares MSCI Emerging
Markets Index Fund	398,813	9,894,550
iShares MSCI Malaysia
Index Fund	425,401	2,973,553
iShares MSCI Singapore
Index Fund	427,300	2,687,717
iShares MSCI South Africa
Index Fund	53,175	1,978,110
iShares MSCI South Korea
Index Fund	218,398	6,217,791
iShares MSCI Taiwan
Index Fund	222,196	1,793,122
iShares S&P Latin America
40 Index Fund	265,875	6,817,035

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value
Exchange Traded Funds (continued)
Market Vectors Russia ETF	474,778	$6,670,631
SPDR S&P Emerging
Middle East & Africa ETF	32,697	1,342,212
		81,142,036
Mutual Funds - 12.94%
Central Europe & Russia Fund	53,175	813,046
Fidelity China Region Fund (d)	656,720	11,200,037
Fidelity High Income Fund	4,119,376	25,581,324
ING Russia Fund - Class A (d)	290,644	4,389,452
Matthews China Fund (d)	812,535	12,086,243
Matthews India Fund (d)	449,967	3,322,396
Northern High Yield Fixed
Income Fund (d)	4,686,450	27,556,328
T Rowe Price High Yield
Fund	5,261,067	25,253,124
Templeton Russia and
East European Fund	84,759	754,355
US Global Investors Funds:
Eastern European
Fund (a)(d)	1,661,525	7,938,648
Vanguard High-Yield
Corporate Fund	6,096,778	26,642,919
		145,537,872
TOTAL INVESTMENT COMPANIES
(Cost $302,802,912)		$226,679,908

EXCHANGE TRADED NOTES - 0.35%
iPath MSCI India Index
ETN (c)	131,039	$3,975,723

TOTAL EXCHANGE TRADED NOTES
(Cost $8,337,289)		$3,975,723

	Principal
	Amount	Value
CORPORATE BONDS - 4.04%
Capital Markets - 1.25%
Morgan Stanley
6.600%, 04/01/2012	$14,000,000	$14,062,944

Consumer Finance - 0.74%
American Express Credit Corp.
7.300%, 08/20/2013	9,000,000	8,354,286

Diversified Financial Services - 2.05%
Bank of America Corporation
4.875%, 01/15/2013	12,412,000	11,112,315
Merrill Lynch & Co. MTN Series C
6.050%, 08/15/2012	13,897,000	11,924,418
		23,036,733
TOTAL CORPORATE BONDS
(Cost $50,311,490)		$45,453,963

FOREIGN GOVERNMENT BONDS - 6.31%
Republic of Brazil
12.500%, 01/05/2022 (c)
BRL	157,452,000	$70,928,910
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $87,868,608)		$70,928,910

SHORT-TERM INVESTMENTS - 14.04%
U.S. Treasury Obligations - 7.29%
U.S. Treasury Bill
0.210%, 06/11/2009	$82,000,000	$81,970,562

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value
Money Market Funds - 6.75%
Fidelity Institutional Money Market
Fund - Government Portfolio
0.510% (b)	75,850,045	$75,850,045
TOTAL SHORT-TERM INVESTMENTS
(Cost $157,816,084)		$157,820,607
Total Investments
(Cost $1,318,567,887) -
99.44%		$1,118,080,060
Other Assets in Excess of Liabilities -
0.56%		6,271,449
TOTAL NET ASSETS - 100.00%		$1,124,351,509

Percentages are stated as a percent of net assets.
BRL – Brazilian Real
ADR –American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at March 31, 2009.
(c)	Foreign issued security.
(d)	A portion of this security is illiquid. The aggregate value of this illiquid portion is $31,357,848 or 2.79% of total net assets.

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Equities Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.99%
Biotechnology - 3.43%
Amgen, Inc. (a)	4,315	$213,679
Cephalon, Inc. (a)	3,180	216,558
		430,237
Chemicals - 1.31%
Sociedad Quimica y Minera de
Chile SA - ADR	6,205	164,805
Commercial Services & Supplies - 2.16%
Stericycle, Inc. (a)	5,678	271,011
Computers & Peripherals - 3.83%
Diebold, Inc.	10,221	218,218
QLogic Corp. (a)	23,639	262,866
		481,084
Consumer Finance - 0.96%
First Cash Financial Services,
Inc. (a)	8,053	120,151
Diversified Consumer Services - 5.77%
Apollo Group, Inc. - Class A (a)	3,180	249,089
Career Education Corp. (a)	9,468	226,853
ITT Educational Services, Inc. (a)	2,044	248,183
		724,125
Diversified Telecommunication Services - 3.73%
China Unicom Hong Kong
Ltd. - ADR	26,347	274,272
Nippon Telegraph & Telephone
Corp. - ADR (a)	10,221	194,506
		468,778

	Shares	Value
Food & Staples Retailing - 2.17%
Wal-Mart Stores, Inc.	5,224	$272,170
Gas Utilities - 3.23%
New Jersey Resources Corp.	4,997	169,798
UGI Corp.	9,994	235,958
		405,756
Health Care Equipment & Supplies - 1.69%
Covidien Ltd. (c)	6,367	211,639
Health Care Providers & Services - 8.64%
Amedisys, Inc. (a)	5,905	162,328
AmerisourceBergen Corp.	7,445	243,154
Chemed Corp.	3,050	118,645
Emergency Medical Services
Corp. - Class A (a)	3,407	106,946
Express Scripts, Inc. (a)	4,739	218,800
Medco Health Solutions, Inc. (a)	5,678	234,728
		1,084,601
Health Care Technology - 1.98%
Cerner Corp. (a)	5,654	248,606
Hotels, Restaurants & Leisure - 3.40%
International Speedway Corp. -
Class A	9,312	205,423
McDonald's Corp.	4,048	220,899
		426,322
Insurance - 1.84%
Fairfax Financial Holdings Ltd. (c)	888	231,324
Internet Software & Services - 1.72%
Sohu.com, Inc. (a)	5,224	215,803

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Equities Fund
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value
IT Services - 5.80%
Accenture Ltd. - Class A (c)	8,858	$243,506
CACI International, Inc. -
Class A (a)	4,315	157,454
CSG Systems International
Inc. (a)	9,059	129,363
Mantech International Corp. -
Class A (a)	4,723	197,894
		728,217
Leisure Equipment & Products - 1.81%
Hasbro, Inc.	9,085	227,761
Media - 2.02%
Marvel Entertainment, Inc. (a)	9,539	253,261
Metals & Mining - 2.14%
Compass Minerals International,
Inc.	4,769	268,829
Multiline Retail - 2.04%
Family Dollar Stores, Inc.	7,665	255,781
Oil, Gas & Consumable Fuels - 8.73%
BP PLC - ADR	5,451	218,585
Chevron Corp.	3,634	244,350
ENI SpA - ADR	5,543	212,408
Kinder Morgan Management
LLC (a)	5,906	240,728
Sunoco, Inc.	6,814	180,435
		1,096,506
Personal Products - 0.73%
Herbalife Ltd. (c)	6,132	91,857

	Shares	Value
Pharmaceuticals - 8.32%
AstraZeneca PLC - ADR	6,963	$246,838
Bristol-Myers Squibb Co.	12,038	263,873
Eli Lilly & Co.	8,114	271,089
Watson Pharmaceuticals,
Inc. (a)	8,433	262,351
		1,044,151
Professional Services - 2.09%
Dun & Bradstreet Corp.	3,407	262,339
Road & Rail - 4.80%
Burlington Northern Santa Fe
Corp.	3,407	204,931
Norfolk Southern Corp.	5,678	191,632
Union Pacific Corp.	4,997	205,427
		601,990
Software - 6.26%
CA, Inc.	15,233	268,253
Check Point Software
Technologies (a)(c)	12,408	275,582
Oracle Corp. (a)	13,400	242,138
		785,973
Specialty Retail - 3.44%
AutoZone, Inc. (a)	1,505	244,743
O'Reilly Automotive, Inc. (a)	5,361	187,689
		432,432
Wireless Telecommunication Services - 0.95%
NTT DoCoMo, Inc. - ADR	8,727	119,124

TOTAL COMMON STOCKS
(Cost $13,314,848)		$11,924,633

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Equities Fund
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 4.96%
Money Market Funds - 4.96%
Fidelity Institutional Money
Market Fund - Government
Portfolio 0.510% (b)	622,081	$622,081
TOTAL SHORT-TERM INVESTMENTS
(Cost $622,081)		$622,081

Total Investments
(Cost $13,936,929) - 99.95%		$12,546,714
Other Assets in Excess of
Liabilities - 0.05%		6,760
TOTAL NET ASSETS - 100.00%		$12,553,474

Percentages are stated as a percent of net assets.
ADR –American Depository Receipt
(a)	Non-incomeproducing security.
(b)	Variable rate security. The rate shown is the rate in effect at March 31, 2009.
(c)	Foreign issued security.

See notes to the financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.65%
Aerospace & Defense - 5.03%
Boeing Co.	3,376	$120,118
Lockheed Martin Corp.	1,454	100,370
Raytheon Co.	3,355	130,644
United Technologies Corp.	5,726	246,103
		597,235
Chemicals - 4.33%
Mosaic Co.	9,931	416,903
RPM International, Inc.	7,609	96,863
		513,766
Commercial Banks - 3.27%
Bancorpsouth, Inc.	4,376	91,196
BB&T Corp.	2,664	45,075
PNC Financial Services
Group, Inc.	1,315	38,516
TCF Financial Corp.	9,941	116,906
Umpqua Holdings Corp.	5,916	53,599
U.S. Bancorp	2,991	43,699
		388,991
Commercial Services & Supplies - 3.23%
Healthcare Services Group	2,675	40,045
Pitney Bowes, Inc.	14,715	343,595
		383,640
Communications Equipment - 2.88%
Avocent Corp. (a)	8,109	98,443
Cisco Systems, Inc. (a)	14,496	243,098
		341,541
Computers & Peripherals - 3.10%
Hewlett-Packard Co.	7,982	255,903
NCR Corp. (a)	4,077	32,412
QLogic Corp. (a)	7,192	79,975
		368,290

	Shares	Value
Containers & Packaging - 0.48%
Packaging Corp. of America	4,355	$56,702
Diversified Financial Services - 1.64%
JPMorgan Chase & Co.	7,338	195,044
Diversified Telecommunication Services - 2.77%
Chunghwa Telecom Co.
Ltd. - ADR	6,946	126,626
Nippon Telegraph & Telephone
Corp. - ADR (a)	2,282	43,426
Vimpel-Communications - ADR	24,355	159,282
		329,334
Electric Utilities - 3.49%
Cleco Corp.	3,829	83,051
Duke Energy Corp.	3,766	53,929
Enersis SA - ADR	13,011	196,466
Westar Energy, Inc.	4,656	81,620
		415,066
Electrical Equipment - 0.52%
Thomas & Betts Corp. (a)	2,495	62,425
Electronic Equipment, Instruments
& Components - 2.68%
Cognex Corp.	5,210	69,554
SYNNEX Corp. (a)	12,642	248,668
		318,222
Energy Equipment & Services - 3.71%
Nabors Industries Ltd. (a)(b)	11,105	110,939
Rowan Companies, Inc.	8,571	102,595
Tidewater, Inc.	6,125	227,421
		440,955

See notes to the financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value
Food Products - 2.06%
Cal-Maine Foods, Inc.	1,417	$31,727
Sara Lee Corp.	26,324	212,698
		244,425
Health Care Equipment & Supplies - 0.35%
Syneron Medical Ltd. (a)(b)	6,996	41,486

Health Care Providers & Services - 1.30%
PharMerica Corp. (a)	6,788	112,952
UnitedHealth Group, Inc.	1,973	41,295
		154,247
Household Durables - 1.09%
Sony Corp. - ADR	6,291	129,783

Industrial Conglomerates - 1.88%
3M Co.	1,331	66,177
Tyco International Ltd. (b)	8,069	157,830
		224,007
Insurance - 3.33%
American Financial Group, Inc.	6,230	99,992
Arch Capital Group Ltd. (a)(b)	2,065	111,221
Chubb Corp.	1,267	53,619
Travelers Companies, Inc.	3,212	130,536
		395,368
IT Services - 0.90%
Computer Sciences Corp. (a)	2,913	107,315
Machinery - 5.41%
Briggs & Stratton Corp.	4,586	75,669
Caterpillar, Inc.	6,630	185,375
Deere & Co.	9,926	326,267
Watts Water Technologies,
Inc. - Class A	2,803	54,827
		642,138

	Shares	Value
Media - 0.97%
DreamWorks Animation SKG,
Inc. - Class A (a)	5,331	$115,363
Metals & Mining - 8.86%
BHP Billiton Ltd. - ADR	8,576	382,489
Freeport-McMoran Copper &
Gold, Inc.	12,054	459,378
Nucor Corp.	5,510	210,317
		1,052,184
Multi-Utilities - 0.62%
PG&E Corp.	1,924	73,535

Oil, Gas & Consumable Fuels - 8.38%
Devon Energy Corp.	5,942	265,548
Occidental Petroleum Corp.	5,971	332,286
Total SA - ADR	6,162	302,308
Tsakos Energy Navigation Ltd. (b)	6,783	95,572
		995,714
Pharmaceuticals - 10.96%
AstraZeneca PLC - ADR	9,832	348,544
Bristol-Myers Squibb Co.	15,270	334,718
King Pharmaceuticals, Inc. (a)	8,160	57,691
Medicis Pharmaceutical Corp. -
Class A	14,531	179,749
Merck & Co., Inc.	3,797	101,570
Novartis AG - ADR	1,268	47,969
Sanofi-Aventis SA - ADR	1,842	51,447
Viropharma, Inc. (a)	34,264	179,886
		1,301,574
Professional Services - 0.53%
MPS Group, Inc. (a)	10,629	63,243

See notes to the financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value
Real Estate Investment Trusts (REITs) - 0.16%
Host Hotels & Resorts, Inc.	4,808	$18,847
Semiconductors & Semiconductor
Equipment - 6.48%
Intel Corp.	25,139	378,342
Texas Instruments, Inc.	23,700	391,287
		769,629
Software - 1.85%
Microsoft Corp.	11,941	219,356

Specialty Retail - 3.44%
Home Depot, Inc.	12,431	292,874
Rent-A-Center, Inc./TX (a)	6,000	116,220
		409,094
Tobacco - 1.95%
Reynolds American, Inc.	1,712	61,358
Universal Corp.	5,689	170,215
		231,573
TOTAL COMMON STOCKS
(Cost $13,910,017)		$11,600,092

Total Investments
(Cost $13,910,017) - 97.65%		$11,600,092
Other Assets in Excess
of Liabilities - 2.35%		278,812
TOTAL NET ASSETS - 100.00%		$11,878,904

Percentages are stated as a percent of net assets.
ADR –American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 57.65%
Biotechnology - 5.72%
Actelion Ltd. (a)(c)	19,623	$895,559
Amgen, Inc. (a)	15,513	768,204
Biogen Idec, Inc. (a)	18,835	987,331
CSL Ltd. (c)	33,287	752,020
Genus PLC (c)	69,078	526,306
Genzyme Corp. (a)	12,224	725,983
Gilead Sciences, Inc. (a)	18,141	840,291
Grifols SA (c)	35,986	518,751
		6,014,445
Commercial Services & Supplies - 1.03%
Manpower, Inc.	19,894	627,258
Monster Worldwide, Inc. (a)	55,242	450,222
		1,077,480
Diversified Telecommunication Services - 4.85%
BCE, Inc. (c)	13,650	271,961
Belgacom SA (c)	24,172	757,914
China Unicom Hong Kong
Ltd. - ADR	49,804	518,460
France Telecom SA (c)	33,830	770,835
Nippon Telegraph & Telephone
Corp. - ADR (a)(c)	25,525	485,741
Telecom Italia SpA - ADR	34,559	442,009
Telenor ASA (c)	57,600	329,990
TeliaSonera AB (c)	163,000	785,313
Verizon Communications, Inc.	24,310	734,162
		5,096,385
Electric Utilities - 4.98%
Companhia Paranaense
de Energia-Copel - ADR	96,638	1,007,934
CPFL Energia SA - ADR	8,847	358,923
Duke Energy Corp.	41,406	592,934
EDF (c)	9,818	385,261

	Shares	Value
Electric Utilities (continued)
Edison International	19,470	$560,931
Endesa SA (c)	23,145	432,967
Enel SpA (c)	97,796	469,380
Hong Kong Electric
Holdings (c)	112,000	664,723
Pepco Holdings, Inc.	6,808	84,964
The Tokyo Electric Power
Co., Inc. (c)	27,000	671,011
		5,229,028
Energy Equipment & Services - 2.11%
BJ Services Co.	33,312	331,454
Global Industries Ltd. (a)	26,327	101,096
Helix Energy Solutions
Group, Inc. (a)	32,344	166,248
Helmerich & Payne, Inc.	13,301	302,864
Nabors Industries Ltd. (a)(c)	19,841	198,212
Noble Corporation Baar (c)	19,917	479,800
Patterson-UTI Energy, Inc.	27,050	242,368
Precision Drilling Trust (c)	33,589	90,018
Rowan Companies, Inc.	25,439	304,505
		2,216,565
Food & Staples Retailing - 5.02%
CVS/Caremark Corp.	29,500	810,955
Delhaize Group (c)	17,172	1,113,589
Massmart Holdings Ltd. (c)	112,379	825,714
Matsumotokiyoshi Holdings
Co. Ltd. (c)	53,100	850,802
SUPERVALU, Inc.	55,743	796,010
Walgreen Co.	33,688	874,541
		5,271,611

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value
Gas Utilities - 3.55%
AGL Resources, Inc.	24,150	$640,699
Atmos Energy Corp.	32,212	744,741
Energen Corp.	13,959	406,626
Gas Natural SDG SA (c)	15,336	209,664
Hong Kong & China Gas
Co. Ltd. (c)	348,100	548,833
Oneok, Inc.	17,985	407,001
UGI Corp.	32,704	772,141
		3,729,705
IT Services - 4.46%
Accenture Ltd. - Class A (c)	28,108	772,689
Computer Sciences Corp. (a)	22,888	843,194
Computershare Ltd. (c)	135,522	827,388
Dimension Data Holdings (c)	1,223,628	715,454
Perot Systems Corp. (a)	54,524	702,269
Wipro Ltd. - ADR	117,109	832,645
		4,693,639
Marine - 1.25%
D/S Norden (c)	24,230	677,456
Neptune Orient Lines Ltd. (c)	373,000	289,385
Orient Overseas International
Ltd. (c)	140,500	349,863
		1,316,704
Metals & Mining - 3.36%
Evraz Group SA GDR (c)	24,819	205,005
Freeport-McMoran Copper
& Gold, Inc.	18,687	712,161
Impala Platinum Holdings
Ltd. (c)	58,928	984,466
Jiangxi Copper Co. Ltd. (c)	1,232,000	1,284,360
Teck Cominco Ltd. (c)	61,297	342,754
		3,528,746

	Shares	Value
Office Electronics - 2.85%
Ability Enterprise Co. Ltd. (c)	172,415	$135,494
Konica Minolta Holdings,
Inc. (c)	71,000	601,081
OCE NV (c)	114,067	339,623
Ricoh Co. Ltd. (c)	67,000	787,200
Toshiba TEC Corp. (c)	203,000	514,755
Zebra Technologies Corp. (a)	32,249	613,376
		2,991,529
Pharmaceuticals - 5.62%
Astellas Pharma Inc. (c)	15,800	482,053
AstraZeneca PLC - ADR	17,705	627,642
Dainippon Sumitomo Pharma
Co. Ltd. (c)	82,000	677,638
Endo Pharmaceuticals Holdings,
Inc. (a)	32,218	569,614
Forest Laboratories, Inc. (a)	23,906	524,976
Laboratorios Almirall SA (c)	82,614	715,643
Nippon Shinyaku Co. Ltd. (c)	56,000	492,762
Sanofi-Aventis SA (c)	10,250	577,139
Takeda Pharmaceutical
Co. Ltd.(c)	14,400	494,620
Teva Pharmaceutical Industries
Ltd. - ADR	16,458	741,433
		5,903,520
Professional Services - 2.61%
Adecco SA (c)	21,913	684,938
Hays Plc (c)	689,206	719,427
Michael Page International (c)	223,610	589,553
Sthree Plc (c)	299,822	748,544
		2,742,462

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value
Road & Rail - 1.63%
Canadian National Railway
Co. (c)	21,071	$746,967
MTR Corp. Ltd. (c)	403,500	970,407
		1,717,374
Software - 3.95%
Compuware Corp. (a)	133,392	879,053
Microsoft Corp.	38,605	709,174
NSD Co. Ltd. (c)	90,400	570,794
Soft-World International Co. (c)	66,331	202,444
Sumisho Computer Systems
Corp. (c)	62,200	712,581
Sybase, Inc. (a)	35,472	1,074,447
		4,148,493
Wireless Telecommunication Services - 4.66%
America Movil SAB de CV - ADR	16,587	449,176
Millicom International
Cellular, SA (c)	9,525	352,806
NII Holdings, Inc. (a)	32,097	481,455
NTT DoCoMo, Inc. - ADR	51,650	705,022
Partner Communications - ADR	47,835	723,265
Philippine Long Distance
Telephone Co. - ADR	13,586	599,550
Rogers Communications, Inc. (c)	24,224	553,034
Telephone & Data Systems, Inc.	18,693	495,551
Turkcell Iletisim Hizmet
AS - ADR	43,819	538,535
		4,898,394
TOTAL COMMON STOCKS
(Cost $72,602,502)		$60,576,080

	Shares	Value
INVESTMENT COMPANIES - 10.67%
Exchange Traded Funds - 7.81%
iShares iBoxx High Yield
Corporate Bond Fund	20,466	$1,387,595
iShares MSCI EAFE
Index Fund	28,517	1,071,954
iShares MSCI Emerging Markets
Index Fund	129,392	3,210,216
SPDR Barclays Capital
High Yield Bond ETF	50,492	1,486,484
SPDR Trust Series 1	13,261	1,053,454
		8,209,703
Mutual Funds - 2.86%
Advent Claymore Convertible
Securities and Income Fund	157,896	1,566,328
Advent Claymore Global
Convertible Securities &
Income Fund	290,460	1,431,968
		2,998,296
TOTAL INVESTMENT COMPANIES
(Cost $11,503,488)		$11,207,999

PREFERRED STOCKS - 0.28%
Electric Utilities - 0.28%
Centrais Eletricas de Santa
Catarina SA (c)	22,000	$296,937
TOTAL PREFERRED STOCKS
(Cost $362,669)		$296,937

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

		Principal
		Amount	Value
FOREIGN GOVERNMENT
BONDS - 9.60%
Australia Common 5.750%,
06/15/2011 (c)	AUD	2,951,000	$2,166,670
Republic Of Brazil 12.500%,
01/05/2022 (c)	BRL	5,951,000	2,680,804
New Zealand 7.000%,
07/15/2009 (c)	NZD	2,981,000	1,719,307
Norwegian Government 5.500%,
05/15/2009 (c)	NOK	8,563,000	1,278,149
United Kingdom 4.750%,
06/07/2010 (c)	GBP	1,493,000	2,242,627
TOTAL FOREIGN GOVERNMENT
BONDS (Cost $13,255,171)			$10,087,557

	Shares	Value
SHORT-TERM INVESTMENTS - 21.95%
Money Market Funds - 21.95%
Dreyfus Government Cash Management Fund
4.680% (b)	5,180,523	$5,180,523
Fidelity Institutional Money
Market Fund - Government
Portfolio 0.510% (b)	17,882,548	17,882,548
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,063,071)		$23,063,071
Total Investments
(Cost $120,786,901) - 100.15%		$105,231,644
Liabilities in Excess of
Other Assets - (0.15%)		(160,568)
TOTAL NET ASSETS - 100.00%		$105,071,076

Percentages are stated as a percent of net assets.
AUD –Australian Dollar
BRL – Brazilian Real
NZD – New Zealand Dollar
NOK – Norwegian Krone
GBP – British Pound
ADR –American Depository Receipt
GDR – Global Depository Receipt
(a) Non-income producing security.
(b) Variable Rate security. The rate shown is the rate in effect at March 31, 2009.
(c) Foreign issued security.

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Schedule of Securities Sold Short
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.54%
Building Products - 0.26%
Assa Abloy AB (b)	4,088	$38,297
Central Glass Co. (b)	6,000	17,760
Crane Group Ltd. (b)	7,067	40,885
Daikin Industries Ltd. (b)	600	16,245
Lennox International, Inc.	1,046	27,677
Masco Corp.	1,532	10,693
Simpson Manufacturing Co., Inc.	1,429	25,751
Takara Standard Co. (b)	6,000	35,278
Tostem Inax Holding Corp. (b)	2,900	32,403
Uponor Oyj (b)	3,368	31,457
		276,446
Capital Markets - 0.43%
Affiliated Managers Group, Inc. (a)	972	40,542
Close Bros Group (b)	4,523	34,850
Gamco Investors, Inc.	1,138	37,156
The Goldman Sachs Group, Inc.	309	32,760
Greenhill & Co, Inc.	389	28,728
ICAP Plc (b)	6,118	26,708
Matsui Securities (b)	4,000	25,943
Northern Trust Corp.	572	34,217
Partners Group (b)	635	38,129
Sbi Holdings, Inc. (b)	429	44,164
Schroders (b)	3,419	38,804
Stifel Financial Corp. (a)	583	25,250
Vontobel Holding AG (b)	2,259	41,874
		449,125
Chemicals - 0.25%
Kaneka Corp. (b)	6,000	29,338
Kureha Corporation (b)	11,000	40,228
Lintec Corp. (b)	2,900	35,831
Mitsubishi Rayon (b)	11,000	21,003
Teijin Ltd. (b)	17,000	36,581

	Shares	Value
Chemicals (continued)
Tenma Corporation (b)	1,700	$15,972
Toray Industries, Inc. (b)	11,000	43,896
Westlake Chemical Corp.	2,790	40,818
		263,667
Communications Equipment - 0.11%
Ciena Corp. (a)(b)	1,824	14,191
Nice Systems Ltd. - ADR (a)	2,133	53,026
Polycom, Inc. (a)	1,481	22,793
Tandberg ASA (b)	1,700	25,069
		115,079
Construction & Engineering - 0.07%
Arcadis NV (b)	1,967	23,740
Chiyoda Corp. (b)	6,000	31,762
Toyo Engineering Corp. (b)	6,000	17,397
		72,899
Household Durables - 0.27%
Aga Rangemaster Group PLC (b)	0	1
Alpine Electronics (b)	4,600	29,742
Bellway (b)	3,591	34,908
Casio Computer Co. Ltd. (b)	5,100	35,705
Electrolux AB (b)	5,100	40,021
Fortune Brands, Inc.	926	22,733
Husqvarna AB - Class B (b)	9,984	40,449
NVR, Inc. (a)	74	31,654
Sangetsu Co., Ltd. (b)	1,100	23,504
Tupperware Corp.	1,470	24,975
		283,692
Industrial Conglomerates - 0.07%
Jardine Matheson Holdings
Ltd. (b)	2,400	43,680
Siemens AG - ADR	532	30,308
		73,988

See notes to the financial statements.

The Leuthold Funds

Leuthold Global Fund
Schedule of Securities Sold Short (continued)
March 31, 2009 (Unaudited)

	Shares	Value
Paper & Forest Products - 0.25%
Daio Paper Corp. (b)	6,000	$52,796
Holmen AB (b)	1,470	24,457
Nippon Unipac Holding (b)	1,100	26,559
OJI Paper Co. Ltd. (b)	6,000	24,246
Portucel Empresa Produtora
de Pasta e Papel SA (b)	17,771	34,094
Sappi Ltd. - ADR	10,018	19,535
Semapa-Sociedade de
Investimento e Gestao (b)	4,420	37,290
Sino FST Corp. (a)(b)	4,226	29,463
UPM-Kymmene Corp. (b)	3,179	18,373
		266,813
Real Estate Management & Development - 0.07%
Aeon Mall Co., Ltd. (b)	1,300	16,482
NTT Urban Development Corp. (b)	23	18,310
The St. Joe Co. (a)	972	16,271
TOC Co. Ltd. (b)	6,500	23,246
		74,309
Semiconductors & Semiconductor
Equipment - 0.40%
Applied Materials, Inc.	3,133	33,680
ARM Holdings Plc - ADR	7,794	34,449
ASML Holding NV - ADR	1,767	30,940
Broadcom Corp. (a)	1,018	20,340
Cree, Inc. (a)	1,504	35,389
Lam Research Corp. (a)	1,498	34,109
Manz Automation AG (a)(b)	212	8,746
Microchip Technology, Inc.	1,544	32,717
Novellus Systems, Inc. (a)	2,150	35,755
Rohm Co. Ltd. (b)	600	29,641
Shinko Electric Industries
Co. Ltd. (b)	3,400	32,219
Silicon Laboratories, Inc. (a)	795	20,988

	Shares	Value
Semiconductors & Semiconductor
Equipment - (continued)
Ulvac, Inc. (b)	1,700	$30,776
Varian Semiconductor Equipment
Associates, Inc. (a)	1,550	33,573
		413,322
Textiles, Apparel & Luxury Goods - 0.18%
Asics Corp. (b)	6,000	41,097
Hanesbrands, Inc. (a)	1,166	11,159
Hermes International (b)	292	33,969
Jones Apparel Group, Inc.	3,156	13,318
Lululemon Athletica Inc. (b)	2,436	21,079
Swatch Group AG (b)	109	13,167
Tokyo Style Co. (b)	6,000	40,794
Unitika Ltd. (b)	29,000	19,629
		194,212
Thrifts & Mortgage Finance - 0.18%
Astoria Financial Corp.	1,264	11,616
Capitol Federal Financial	686	25,938
Hudson City Bancorp, Inc.	2,104	24,596
New York Community
Bancorp, Inc.	1,767	19,737
Northwest Bancorp, Inc.	1,555	26,280
Peoples United Financial, Inc.	1,858	33,388
TFS Financial Corp.	2,316	28,093
Washington Federal, Inc.	1,367	18,167
		187,815
TOTAL COMMON STOCKS
(Proceeds $2,382,270)		$2,671,367
TOTAL SECURITIES SOLD SHORT - 2.54%
(Proceeds $2,382,270)		$2,671,367

Percentages are stated as a percent of net assets.
ADR –American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 89.42%
U.S. Treasury Bills - 50.79%
United States Treasury Bills
0.471%, 05/28/2009 (a)	$76,500,000	$76,443,071

	Shares	Value
Money Market Funds - 38.63%
Fidelity Institutional
Money Market Fund -
Government Portfolio
0.510% (b)	58,151,833	58,151,833
TOTAL SHORT-TERM INVESTMENTS
(Cost $134,594,904)		$134,594,904
Total Investments
(Cost $134,594,904) - 89.42%		$134,594,904
Other Assets in Excess of
Liabilities - 10.58%		15,917,822
TOTAL NET ASSETS - 100.00%		$150,512,726

Percentages are stated as a percent of net assets.
(a)	A portion of these securities constitutes proceeds from securities sold short.
(b)	Variable Rate security. The rate shown is the rate in effect at March 31, 2009.

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Schedule of Securities Sold Short
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.83%
Auto Components - 1.36%
BorgWarner, Inc.	100,937	$2,049,021

Beverages - 3.19%
Dr Pepper Snapple Group,
Inc. (a)	147,553	2,495,121
Pepsi Bottling Group, Inc.	103,886	2,300,036
		4,795,157
Capital Markets - 6.49%
Affiliated Managers Group,
Inc. (a)	36,932	1,540,434
The Charles Schwab Corp.	110,533	1,713,261
Jefferies Group, Inc.	119,161	1,644,422
Legg Mason, Inc.	98,956	1,573,400
Morgan Stanley	66,557	1,515,503
UBS AG (a)(b)	189,416	1,786,193
		9,773,213
Chemicals - 1.77%
Air Products & Chemicals, Inc.	47,321	2,661,806

Commercial Banks - 2.16%
Associated Banc-Corp	111,325	1,718,858
Comerica, Inc.	83,769	1,533,810
		3,252,668
Commercial Services & Supplies - 1.41%
Iron Mountain, Inc. (a)	95,698	2,121,625

Communications Equipment - 1.51%
CommScope, Inc. (a)	199,496	2,266,275

Computers & Peripherals - 1.60%
Netapp, Inc. (a)	162,080	2,405,267

	Shares	Value
Construction Materials - 0.99%
Cemex S.A. de C.V. - ADR (a)	237,573	$1,484,831

Containers & Packaging - 1.50%
Owens-Illinois, Inc. (a)	156,137	2,254,618

Diversified Financial Services - 1.07%
IntercontinentalExchange, Inc. (a) 21,614		1,609,595

Diversified Telecommunication Services - 1.35%
TW Telecom, Inc. (a)	231,454	2,025,223

Electric Utilities - 1.02%
Allegheny Energy, Inc.	66,073	1,530,911

Electronic Equipment, Instruments
& Components - 1.73%
Molex, Inc.	189,108	2,598,344

Health Care Equipment & Supplies - 1.60%
Hologic, Inc. (a)	183,473	2,401,662

Hotels, Restaurants & Leisure - 4.57%
Brinker International, Inc.	164,721	2,487,287
Marriott International,
Inc. - Class A	124,355	2,034,448
Penn National Gaming, Inc. (a)	97,987	2,366,386
		6,888,121
Household Durables - 7.19%
D.R. Horton, Inc.	245,232	2,378,750
Lennar Corp. - Class A	231,498	1,738,550
NVR, Inc. (a)	5,723	2,448,013
Pulte Homes, Inc.	213,142	2,329,642
Toll Brothers, Inc. (a)	110,973	2,015,270
		10,910,225

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Schedule of Securities Sold Short (continued)
March 31, 2009 (Unaudited)

	Shares	Value
Independent Power Producers &
Energy Traders - 1.83%
Constellation Energy Group,
Inc.	133,379	$2,755,610
Industrial Conglomerates - 1.63%
Koninklijke Philips
Electronics NV - ADR	158,866	2,362,338

Insurance - 2.43%
Alleghany Corp. (a)	7,881	2,134,541
Max Capital Group Ltd. (b)	88,787	1,530,688
		3,665,229
Internet & Catalog Retail - 1.42%
Expedia, Inc. (a)	235,988	2,142,771

Internet Software & Services - 3.15%
Equinix, Inc. (a)	43,975	2,469,197
IAC Inter/ActiveCorp (a)	149,666	2,279,413
		4,748,610
Life Sciences Tools and Services - 1.39%
Charles River Laboratories
International, Inc. (a)	76,713	2,087,361

Machinery - 1.62%
Graco, Inc.	142,535	2,433,073

Media - 6.59%
Cablevision Systems Corp.	123,254	1,594,907
CBS Corp. - Class B	279,920	1,074,893
Liberty Global, Inc. (a)	182,241	2,653,429
Viacom, Inc. (a)	142,315	2,473,435
The Washington Post
Company - Class B	5,943	2,122,245
		9,918,909

	Shares	Value
Oil, Gas & Consumable Fuels - 7.65%
Chesapeake Energy Corp.	127,348	$2,172,557
Cimarex Energy Co.	138,221	2,540,502
Exco Resources, Inc. (a)	233,655	2,336,550
Newfield Exploration Co. (a)	101,597	2,306,252
Plains Exploration &
Production Co. (a)	125,411	2,160,831
		11,516,692
Paper & Forest Products - 1.21%
Weyerhaeuser Co.	66,249	1,826,485

Real Estate Investment Trusts
(REITs) - 2.10%
AMB Property Corp.	116,828	1,682,323
Douglas Emmett, Inc.	199,408	1,473,625
		3,155,948
Semiconductors & Semiconductor
Equipment - 6.90%
Intersil Corp.	235,944	2,713,356
KLA-Tencor Corp.	108,772	2,175,440
Lam Research Corp. (a)	89,957	2,048,321
Rambus, Inc. (a)	147,069	1,391,273
Varian Semiconductor Equipment
Associates, Inc. (a)	95,037	2,058,501
		10,386,891
Software - 5.94%
Activision, Inc. (a)	202,374	2,116,832
Citrix Systems, Inc. (a)	98,956	2,240,364
Electronic Arts, Inc. (a)	134,876	2,453,394
Nuance Communications,
Inc. (a)	196,857	2,137,867
		8,948,457

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Schedule of Securities Sold Short (continued)
March 31, 2009 (Unaudited)

	Shares	Value
Specialty Retail - 1.35%
Dick's Sporting Goods, Inc. (a)	142,368	$2,031,591
Thrifts & Mortgage Finance - 2.00%
Astoria Financial Corp.	145,220	1,334,572
Washington Federal, Inc.	126,380	1,679,590
		3,014,162
Wireless Telecommunication Services - 4.11%
Leap Wireless International,
Inc. (a)	55,949	1,950,942
Metropcs Communications,
Inc. (a)	124,751	2,130,747
SBA Communications Corp. -
Class A (a)	90,405	2,106,436
		6,188,125
TOTAL COMMON STOCKS
(Proceeds $139,885,628)		$138,210,814

PREFERRED STOCKS -1.43%
Consumer Finance -1.43%
Itau Unibanco Banco Multiplo
SA - ADR	198,442	$2,159,046
TOTAL PREFERRED STOCKS
(Proceeds $1,684,069)		$2,159,046

INVESTMENT COMPANIES - 3.30%
Exchange Traded Funds - 3.30%
SPDR Trust Series 1	62,438	$4,960,074
TOTAL INVESTMENT COMPANIES
(Proceeds $5,190,366)		$4,960,074
TOTAL SECURITIES SOLD SHORT - 96.56%
(Proceeds $146,760,063)		$145,329,934

Percentages are stated as a percent of net assets. ADR –American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 52.24%
Airlines - 2.94%
Alaska Air Group, Inc. (a)	302,686	$5,318,193
AMR Corp. (a)	1,764,689	5,629,358
Continental Airlines, Inc. -
Class B (a)	921,173	8,115,534
Delta Air Lines Inc Del (a)	1,589,014	8,946,149
		28,009,234
Biotechnology - 10.96%
Acorda Therapeutics, Inc. (a)	193,967	3,842,486
Alexion Pharmaceuticals,
Inc. (a)	241,942	9,111,536
Alkermes, Inc. (a)	485,942	5,894,476
Allos Therapeutics, Inc. (a)	154,622	955,564
Alnylam Pharmaceuticals,
Inc. (a)	122,869	2,339,426
Biogen Idec, Inc. (a)	340,651	17,856,925
Celera Corp. (a)	199,490	1,522,109
Celgene Corp. (a)	94,568	4,198,819
Cephalon, Inc. (a)	113,205	7,709,260
CV Therapeutics, Inc. (a)	303,376	6,031,115
Dendreon Corp. (a)	459,378	1,929,388
Genzyme Corp. (a)	135,294	8,035,111
Gilead Sciences, Inc. (a)	258,508	11,974,091
GTx, Inc. (a)	80,072	847,162
Halozyme Therapeutics, Inc. (a)	236,074	1,288,964
Isis Pharmaceuticals, Inc. (a)	200,870	3,015,059
Martek Biosciences Corp.	151,170	2,758,852
Myriad Genetics, Inc. (a)	184,994	8,411,677
OSI Pharmaceuticals, Inc. (a)	88,355	3,380,462
Rigel Pharmaceuticals, Inc. (a)	194,658	1,195,200
Seattle Genetics Inc. (a)	219,508	2,164,349
		104,462,031

	Shares	Value
Commercial Services & Supplies - 2.95%
Clean Harbors, Inc. (a)	67,647	$3,247,056
Covanta Holding Corp. (a)	98,019	1,283,069
EnergySolutions, Inc.	491,821	4,254,252
Stericycle, Inc. (a)	252,296	12,042,088
Tetra Tech, Inc. (a)	359,288	7,322,289
		28,148,754
Communications Equipment - 0.97%
Cisco Systems, Inc. (a)(b)	415,201	6,962,921
QUALCOMM, Inc.	57,983	2,256,118
		9,219,039
Computers & Peripherals - 2.03%
Apple Computer, Inc. (a)(b)	30,027	3,156,438
Hewlett-Packard Co.	260,579	8,354,163
International Business
Machines Corp.	80,762	7,825,030
		19,335,631
Diversified Consumer Services - 3.93%
American Public Education, Inc.(a)	52,461	2,206,510
Apollo Group, Inc. - Class A (a)	96,984	7,596,757
Corinthian Colleges, Inc. (a)	381,032	7,411,072
DeVry, Inc.	140,126	6,751,271
Grand Canyon Education, Inc.(a)	140,816	2,430,484
ITT Educational Services, Inc. (a)	57,983	7,040,296
Strayer Education, Inc.	22,089	3,973,148
		37,409,538
Electrical Equipment - 1.60%
Energy Conversion Devices, Inc.(a)	65,576	870,194
First Solar, Inc. (a)	27,611	3,663,980
JA Solar Holdings Co.
Ltd. - ADR (a)	640,230	2,157,575
Roper Industries, Inc.	133,223	5,655,316
Sunpower Corp. - Class A (a)	100,780	2,396,549
Woodward Governor Co.	49,010	547,932
financial statements.		15,291,546

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value
Electronic Equipment, Instruments &
Components - 0.61%
Itron, Inc. (a)	122,869	$5,817,847

Health Care Providers & Services - 1.32%
LifePoint Hospitals, Inc. (a)	220,888	4,607,723
Universal Health Services,
Inc. - Class B	101,470	3,890,360
VCA Antech, Inc. (a)	181,438	4,091,427
		12,589,510
Independent Power Producers &
Energy Traders - 0.53%
Ormat Technologies, Inc.	183,613	5,042,013

Internet Software & Services - 0.33%
Google, Inc. - Class A (a)	8,974	3,123,490

Machinery - 0.49%
Pentair, Inc.	213,295	4,622,103

Multi-Utilities - 0.22%
Veolia Environnement - ADR	98,709	2,063,018

Oil, Gas & Consumable Fuels - 2.47%
Cameco Corp. (c)	104,232	1,789,664
Holly Corp.	136,675	2,897,510
Sunoco, Inc.	248,844	6,589,389
Tesoro Corp.	538,070	7,247,803
Valero Energy Corp.	277,836	4,973,264
		23,497,630

	Shares	Value
Pharmaceuticals - 3.96%
Allergan, Inc.	37,965	$1,813,208
AstraZeneca PLC - ADR	67,302	2,385,856
Bristol-Myers Squibb Co.	350,315	7,678,905
Eli Lilly & Co.	83,523	2,790,503
King Pharmaceuticals, Inc. (a)	233,313	1,649,523
Novartis AG - ADR	66,266	2,506,843
Roche Holding AG - ADR (a)	210,534	7,230,432
Sanofi-Aventis SA - ADR	112,515	3,142,544
Teva Pharmaceutical Industries
Ltd. - ADR	190,171	8,567,204
		37,765,018
Semiconductors & Semiconductor
Equipment - 0.85%
Intel Corp.	536,689	8,077,169

Software - 8.23%
BMC Software, Inc. (a)	273,694	9,031,902
CA, Inc.	283,019	4,983,965
Check Point Software
Technologies (a)(c)	218,351	4,849,576
Micros Systems, Inc. (a)	332,368	6,231,900
Microsoft Corp.	450,405	8,273,940
Novell, Inc. (a)	1,516,190	6,458,969
Oracle Corp. (a)	582,247	10,521,203
Progress Software Corp. (a)	118,037	2,049,122
Quality Systems, Inc.	147,029	6,653,062
Red Hat, Inc. (a)	527,626	9,412,848
Sybase, Inc. (a)	263,894	7,993,349
Wind River Systems, Inc. (a)	310,279	1,985,786
		78,445,622

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value
Specialty Retail - 7.85%
Advance Auto Parts	232,623	$9,556,153
AutoNation, Inc. (a)	856,632	11,890,052
AutoZone, Inc. (a)	82,833	13,470,303
Group 1 Automotive, Inc.	222,959	3,114,737
Home Depot, Inc.	702,355	16,547,484
Lowe's Cos, Inc.	764,135	13,945,464
The Sherwin-Williams Co.	120,798	6,277,872
		74,802,065
TOTAL COMMON STOCKS
(Cost $562,089,059)		$497,721,258

INVESTMENT COMPANIES - 19.37%
Exchange Traded Funds - 6.83%
iShares China 25 Fund	996,570	$28,422,176
iShares MSCI Brazil Index Fund	76,962	2,899,159
iShares MSCI Emerging
Markets Index Fund	158,069	3,921,692
iShares MSCI Malaysia
Index Fund	328,963	2,299,451
iShares MSCI South Africa Fund	42,227	1,570,844
iShares MSCI South Korea
Index Fund	137,736	3,921,344
iShares MSCI Taiwan
Index Fund	171,633	1,385,078
iShares S&P Latin America
40 Index Fund	202,622	5,195,228
Market Vectors Russia ETF	370,169	5,200,875
SPDR S&P Emerging
Middle East & Africa ETF	21,546	884,463
Vanguard Emerging
Markets ETF	398,780	9,411,208
		65,111,518

	Shares	Value
Mutual Funds - 12.54%
Central Europe & Russia Fund	24,931	$381,195
Fidelity China Region Fund (d)	551,468	9,405,023
Fidelity High Income Fund	3,310,529	20,558,383
ING Russia Fund - Class A (d)	208,958	3,155,793
Matthews China Fund (d)	655,695	9,753,300
Matthews India Fund (d)	349,311	2,579,188
Matthews Korea Fund (d)	978,196	2,531,202
Northern High Yield Fixed
Income Fund (d)	3,793,464	22,305,569
T Rowe Price High Yield
Fund	4,272,309	20,507,085
Templeton Russia and
East European Fund	57,548	512,177
US Global Investors Funds:
Eastern European
Fund (a)(d)	1,300,824	6,215,243
Vanguard High-Yield Corporate
Fund	4,936,208	21,571,228
		119,475,386
TOTAL INVESTMENT COMPANIES
(Cost $225,579,145)		$184,586,904

EXCHANGE TRADED NOTES - 0.32%
iPath MSCI India Index
ETN (c)	101,481	$3,078,934
TOTAL EXCHANGE TRADED NOTES
(Cost $6,631,083)		$3,078,934

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 3.40%
Capital Markets - 1.08%
Morgan Stanley
6.600%, 04/01/2012	$10,200,000	$10,245,859

Consumer Finance - 0.61%
American Express Credit Corp.
7.300%, 08/20/2013	6,274,000	5,823,866

Diversified Financial Services - 1.71%
Bank of America Corporation
4.875%, 01/15/2013	8,549,000	7,653,817
Merrill Lynch & Co. MTN Series C
6.050%, 08/15/2012	10,069,000	8,639,776
		16,293,593
TOTAL CORPORATE BONDS
(Cost $35,796,615)		$32,363,318

FOREIGN GOVERNMENT BONDS - 6.14%
Republic of Brazil 12.500%,
01/05/2022 (c) BRL 129,944,000		$58,537,118
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $74,340,041)		$58,537,118

SHORT-TERM INVESTMENTS - 15.20%
U.S. Treasury Obligations - 6.72%
U.S. Treasury Bill
0.210%, 06/11/2009	$64,000,000	$63,977,024

	Shares	Value
Money Market Funds - 8.48%
Fidelity Institutional Money
Market Fund - Government Portfolio
0.510% (b)	80,827,627	$80,827,627
TOTAL SHORT-TERM INVESTMENTS
(Cost $144,801,120)		$144,804,651

Total Investments
(Cost $1,049,237,063) - 96.67%		$921,092,183
Other Assets in Excess
of Liabilities - 3.33%		31,750,371
TOTAL NET ASSETS - 100.00%		$952,842,554

Percentages are stated as a percent of net assets.
BRL – Brazilian Real ADR –American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at March 31, 2009.
(c)	Foreign issued security.
(d)	A portion of this security is illiquid. The aggregate value of this illiquid portion is $20,106,827 or 2.11% of total net assets.

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.22%
Airlines - 5.74%
Alaska Air Group, Inc. (a)	18,836	$330,948
AMR Corp. (a)	109,262	348,546
Continental Airlines, Inc. -
Class B (a)	57,578	507,262
Delta Air Lines, Inc. (a)	98,763	556,036
		1,742,792
Biotechnology - 20.16%
Acorda Therapeutics, Inc. (a)	11,309	224,031
Alexion Pharmaceuticals,
Inc. (a)	14,088	530,554
Alkermes, Inc. (a)	29,633	359,448
Allos Therapeutics, Inc. (a)	9,016	55,719
Alnylam Pharmaceuticals,
Inc. (a)	7,165	136,422
Biogen Idec, Inc. (a)	19,842	1,040,118
Celera Corp. (a)	11,633	88,760
Celgene Corp. (a)	5,822	258,497
Cephalon, Inc. (a)	6,601	449,528
CV Therapeutics, Inc. (a)	17,671	351,299
Dendreon Corp. (a)	26,765	112,413
Genzyme Corp. (a)	7,889	468,528
Gilead Sciences, Inc. (a)	15,054	697,301
GTx, Inc. (a)	4,669	49,398
Halozyme Therapeutics, Inc. (a)	13,765	75,157
Isis Pharmaceuticals, Inc. (a)	11,713	175,812
Martek Biosciences Corp.	8,814	160,856
Myriad Genetics, Inc. (a)	10,788	490,530
OSI Pharmaceuticals, Inc. (a)	5,152	197,116
Rigel Pharmaceuticals, Inc. (a)	11,350	69,689
Seattle Genetics, Inc. (a)	12,799	126,198
		6,117,374

	Shares	Value
Commercial Services & Supplies - 5.40%
Clean Harbors, Inc. (a)	3,945	$189,360
Covanta Holding Corp. (a)	5,715	74,809
EnergySolutions, Inc.	28,657	247,883
Stericycle, Inc. (a)	14,691	701,202
Tetra Tech, Inc. (a)	20,930	426,553
		1,639,807
Communications Equipment - 1.67%
Cisco Systems, Inc. (a)	24,190	405,667
QUALCOMM, Inc.	2,575	100,193
		505,860
Computers & Peripherals - 3.73%
Apple Computer, Inc. (a)	1,800	189,216
Hewlett-Packard Co.	15,173	486,446
International Business
Machines Corp.	4,710	456,352
		1,132,014
Diversified Consumer Services - 7.42%
American Public Education, Inc.(a)	3,059	128,662
Apollo Group, Inc. - Class A (a)	5,975	468,022
Corinthian Colleges, Inc. (a)	23,453	456,161
DeVry, Inc.	8,601	414,396
Grand Canyon Education, Inc. (a)	8,211	141,722
ITT Educational Services, Inc. (a)	3,381	410,521
Strayer Education, Inc.	1,289	231,852
		2,251,336
Electrical Equipment - 2.48%
Energy Conversion Devices, Inc. (a)	3,823	50,731
First Solar, Inc. (a)	1,610	213,647
JA Solar Holdings Co.
Ltd. - ADR (a)	37,312	125,742
Roper Industries, Inc.	7,769	329,794
Woodward Governor Co.	2,858	31,952
		751,866

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value
Electronic Equipment, Instruments
& Components - 1.58%
Itron, Inc. (a)	7,165	$339,263
Sunpower Corp. - Class A (a)	5,876	139,731
		478,994
Health Care Providers & Services - 2.51%
LifePoint Hospitals, Inc. (a)	12,880	268,677
Universal Health Services,
Inc. - Class B	5,916	226,819
VCA Antech, Inc. (a)	11,834	266,857
		762,353
Independent Power Producers &
Energy Traders - 0.97%
Ormat Technologies, Inc.	10,707	294,014

Internet Software & Services - 0.66%
Google, Inc. - Class A (a)	575	200,135

Machinery - 0.89%
Pentair, Inc.	12,437	269,510

Multi-Utilities - 0.42%
Veolia Environnement - ADR	6,137	128,263

Oil, Gas & Consumable Fuels - 4.45%
Cameco Corp. (c)	6,078	104,359
Holly Corp.	7,969	168,943
Sunoco, Inc.	14,489	383,669
Tesoro Corp.	31,354	422,338
Valero Energy Corp.	15,215	272,349
		1,351,658

	Shares	Value
Pharmaceuticals - 7.34%
Allergan, Inc.	2,214	$105,741
AstraZeneca PLC - ADR	4,211	149,280
Bristol-Myers Squibb Co.	18,795	411,986
Eli Lilly & Co.	4,870	162,707
King Pharmaceuticals, Inc. (a)	13,604	96,180
Novartis AG - ADR	3,864	146,175
Roche Holding AG - ADR (a)	12,911	443,406
Sanofi-Aventis SA - ADR	6,560	183,221
Teva Pharmaceutical Industries
Ltd. - ADR	11,743	529,022
		2,227,718
Semiconductors & Semiconductor
Equipment - 1.55%
Intel Corp.	31,274	470,674

Software - 14.99%
BMC Software, Inc. (a)	15,939	525,987
CA, Inc.	17,277	304,248
Check Point Software
Technologies (a)(c)	13,329	296,037
Micros Systems, Inc. (a)	19,360	363,000
Microsoft Corp.	26,243	482,084
Novell, Inc. (a)	85,329	363,501
Oracle Corp. (a)	33,930	613,115
Progress Software Corp. (a)	6,883	119,489
Quality Systems, Inc.	8,574	387,973
Red Hat, Inc. (a)	29,784	531,347
Sybase, Inc. (a)	14,772	447,444
Wind River Systems, Inc. (a)	18,072	115,661
		4,549,886

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value
Specialty Retail - 14.26%
Advance Auto Parts	13,564	$557,209
AutoNation, Inc. (a)	49,427	686,047
AutoZone, Inc. (a)	4,829	785,292
Group 1 Automotive, Inc.	13,001	181,624
Home Depot, Inc.	40,330	950,175
Lowe's Cos, Inc.	43,912	801,394
The Sherwin-Williams Co.	7,043	366,024
		4,327,765
TOTAL COMMON STOCKS
(Cost $32,687,679)		$29,202,019

SHORT-TERM INVESTMENTS - 0.47%
Money Market Funds - 0.47%
Fidelity Institutional Money Market
Fund - Government Portfolio
0.510% (b)	142,993	$142,993
TOTAL SHORT-TERM INVESTMENTS
(Cost $142,993)		$142,993

Total Investments
(Cost $32,830,672) - 96.69%		$29,345,012
Other Assets in Excess of
Liabilities - 3.31%		1,004,245
TOTAL NET ASSETS - 100.00%		$30,349,257

Percentages are stated as a percent of net assets.
ADR –American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at March 31, 2009.
(c)	Foreign issued security.

See notes to the financial statements.

The Leuthold Funds

Notes to the Financial Statements (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended. The Company consists of seven series (the “Funds”): Leuthold Asset Allocation Fund, Leuthold Select Equities Fund, Leuthold Undervalued & Unloved Fund, Leuthold Global Fund, Grizzly Short Fund, Leuthold Core Investment Fund, and Leuthold Select Industries Fund. The investment objective of the Leuthold Asset Allocation Fund and the Leuthold Core Investment Fund is to seek total return consistent with prudent investment risk over the long-term. The investment objective of the Leuthold Select Equities Fund, Grizzly Short Fund, and the Leuthold Select Industries Fund  is capital appreciation. The Leuthold Undervalued & Unloved Fund and Leuthold Global Fund seek long-term capital appreciation and dividend income. Leuthold Asset Allocation Fund and Leuthold Select Equities Fund commenced operations on May 24, 2006. Leuthold Undervalued & Unloved Fund commenced operations on November 14, 2006. Effective January 31, 2007, the Leuthold Asset Allocation Fund added a class of Institutional Shares, which is not subject to the 0.25% 12b-1 fee that the Retail Shares are subject to, as discussed in the Funds’ prospectus. The Leuthold Global Fund commenced operations on April 30, 2008, issuing a class of Institutional Shares and adding a new class of Retail Shares effective July 1, 2008, which are subject to a 0.25% 12b-1 fee that the Institutional Shares are not subject to. Grizzly Short Fund and Leuthold Select Industries Fund commenced operations on June 19, 2000.  The Leuthold Core Investment Fund commenced operations on November 20, 1995. Effective January 31, 2006 the Leuthold Core Investment Fund issued a class of Institutional Shares, which are not subject to the 0.10% shareholder servicing fee that the Retail Shares are subject to, as described in the Funds’ prospectus. Effective at the close of business on March 31, 2006, the Retail Shares of the Leuthold Core Investment Fund and the Leuthold Select Industries Fund were closed to new investors, except as stated in the Prospectus.

Effective January 31, 2008, the Institutional shares of the Leuthold Core Investment Fund were closed to new investors except as stated in the Prospectus.

Effective March 2, 2009, the Leuthold Core Investment Fund and the Leuthold Select Industries Fund were opened to existing investors.

The following is a summary of significant accounting policies consistently followed by the Funds.

a)
Investment Valuation – Securities listed on a national securities exchange are valued at the last sale price on the day the valuation is made, and securities that are traded on the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market are valued at the Nasdaq Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Securities sold short which are listed on an exchange but which are not traded on the valuation date are valued at the average of the current bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other investment assets, including certain investments in open-end investment companies, and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors and the Funds’ Fair Value Pricing Committee. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market price.

The Leuthold Funds

Some of the factors which may be considered by the Board of Directors and the Funds’ Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. Included in other assets of the Leuthold Core Investment Fund at March 31, 2009 are receivables of $2.2 million, or 0.23% of the Fund’s net assets, which represent allowed claims against the bankrupt estates of Refco, Inc. and its affiliates and interests in litigation trusts established to pursue claims of the bankrupt estates and their creditors.These assets are assessed for collectability based on expected recoveries, the illiquidity of the assets, and the effect of a settlement with another party on a matter related to Refco, Inc. The Leuthold Core Investment Fund may invest directly in metals such as aluminum, copper, zinc, lead, nickel, tin, silver, palladium and other industrial and precious metals. Metals listed on the London Metals Exchange are valued at the last sale price on the valuation date.  Metals not traded on an exchange are valued at the mid-point between the closing bid and asked prices as obtained from a commonly used reputable pricing source. The prices of such metals may be subject to substantial price fluctuations and may be affected by broad economic, financial, and political factors, including inflation, metal sales by governments or international agencies, speculation, changes in industrial and commercial demand, currency devaluations or revaluations, trade imbalances, and governmental prohibitions or restrictions. Further, investments in metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Investments in metals earn no investment income and may involve higher custody and transaction costs than investments in securities. The Funds held no metals as of March 31, 2009.

The Leuthold Core Investment Fund may enter into physical industrial metals forward contracts obligating the Fund to receive physical industrial metals at a specified future date. The forward contracts are valued based on closing prices for the forward contracts and the physical industrial metals which are received daily from the London Metal Exchange and unrealized appreciation or depreciation is recorded daily as the difference between the closing price of the physical industrial metals and the closing forward value applied to the face amount of the contract.  A realized gain or loss is recorded at the time the metals received from the forward contract are sold.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective with the beginning of the Funds’ fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -  Quoted prices in active markets for identical securities.

Level 2 -  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -  Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The Leuthold Funds

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’net assets as of March 31, 2009:

Leuthold Asset Allocation Fund
	Investments	Securities
	in Securities	Sold Short
Description
Level 1 - Quoted prices	$775,756,154	$—
Level 2 - Other significant
observable inputs	342,323,906	—
Level 3 - Significant
unobservable inputs	—	—
Total	$1,118,080,060	$—

Leuthold Select Equities Fund
	Investments	Securities
	in Securities	Sold Short
Description
Level 1 - Quoted prices	$12,546,714	$—
Level 2 - Other significant
observable inputs	—	—
Level 3 - Significant
unobservable inputs	—	—
Total	$12,546,714	$—

Leuthold Undervalued & Unloved Fund
	Investments	Securities
	in Securities	Sold Short
Description
Level 1 - Quoted prices	$11,600,092	$—
Level 2 - Other significant
observable inputs	—	—
Level 3 - Significant
unobservable inputs	—	—
Total	$11,600,092	$—

Leuthold Global Fund
	Investments	Securities
	in Securities	Sold Short
Description
Level 1 - Quoted prices	$95,144,087	$2,671,367
Level 2 - Other significant
observable inputs	10,087,557	—
Level 3 - Significant
unobservable inputs	—	—
Total	$105,231,644	$2,671,367

Grizzly Short Fund
	Investments	Securities
	in Securities	Sold Short
Description
Level 1 - Quoted prices	$58,151,833	$145,329,934
Level 2 - Other significant
observable inputs	76,443,071	—
Level 3 - Significant
unobservable inputs	—	—
Total	$134,594,904	$145,329,934

Leuthold Core Investment Fund
	Investments	Securities
	in Securities	Sold Short
Description
Level 1 - Quoted prices	$647,632,709	$—
Level 2 - Other significant
observable inputs	273,459,474	—
Level 3 - Significant
unobservable inputs	—	—
Total	$921,092,183	$—

Leuthold Select Industries Fund
	Investments	Securities
	in Securities	Sold Short
Description
Level 1 - Quoted prices	$29,345,012	$—
Level 2 - Other significant
observable inputs	—	—
Level 3 - Significant
unobservable inputs	—	—
Total	$29,345,012	$—

The Leuthold Funds

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the impact on the Funds’ financial statement disclosures of FAS 161.

b)
Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as“regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares. The tax character of distributions paid during the fiscal periods ended September 30, 2008 and 2007 was as follows:

	2008
		Long-Term	Return
	Ordinary	Capital	of
	Income	Gain	Capital	Total
Leuthold Asset
Allocation Fund	$43,415,962	$409,831	$––	$43,825,793
Leuthold Select
Equities Fund	441,846	36,643	35,682	514,171
Leuthold Undervalued
& Unloved Fund	199,951	––	––	199,951
Leuthold Global Fund	—	––	––	––
Grizzly Short Fund	1,744,732	––	––	1,744,732
Leuthold Core
Investment Fund	131,964,037	210,326,930	––	342,290,967
Leuthold Select
Industries Fund	5,899,952	13,033,625	90,474	19,024,051

	2007
	Ordinary	Long-Term
	Income	Capital Gain	Total
Leuthold Asset
Allocation Fund	$7,653,933	$—	$7,653,933
Leuthold Select
Equities Fund	—	—	—
Leuthold Undervalued
& Unloved Fund	103,591	—	103,591
Grizzly Short Fund	2,948,289	—	2,948,289
Leuthold Core
Investment Fund	33,432,434	7,272,219	40,704,653
Leuthold Select
Industries Fund	936,730	859,591	1,796,321

At September 30, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold	Leuthold
	Asset	Select
	Allocation	Equities
	Fund	Fund
Undistributed ordinary income	$246,602	$—
Distributable earnings	246,602	—
Capital loss carryover and
post-October losses	(111,574,910)	(2,578,583)
Unrealized depreciation	(200,799,320)	(3,439,052)
Accumulated deficit	$(312,127,628)	$(6,017,635)

	Leuthold
	Undervalued	Leuthold
	& Unloved	Global
	Fund	Fund
Undistributed ordinary income	$62,181	$302,019
Distributable earnings	62,181	302,019
Capital loss carryover and
post-October losses	(3,361,527)	(578,545)
Unrealized depreciation	(914,240)	(8,146,607)
Accumulated deficit	$(4,213,586)	$(8,423,133)

The Leuthold Funds

		Leuthold	Leuthold
	Grizzly	Core	Select
	Short	Investment	Industries
	Fund	Fund	Fund
Undistributed
ordinary income	$302,899	$—	$—
Distributable earnings	302,899	—	—
Capital loss carryover and
post-October losses	(3,670,517)	(8,439,639)	(923,559)
Other accumulated
losses	(3,137,643)	—	—
Unrealized appreciation
(depreciation)	12,558,116	(31,726,854)	(3,422)
Accumulated
earnings (deficit)	$6,052,855	$(40,166,493)	$(926,981)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (“GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses, and differences from REIT adjustments and foreign currency gain and loss.

The Funds intend to utilize provisions of the federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. At September 30, 2008, the Funds had the following capital loss carry forwards available for federal income tax purposes:

Leuthold
Undervalued
Expiration Date	&Unloved Fund
9/30/2016	$(256,643)

Grizzly
Expiration Date	Short Fund
9/30/2015	$(3,670,517)

The Leuthold Asset Allocation Fund, Leuthold Select Equities Fund, Leuthold Undervalued & Unloved Fund, Leuthold Global Fund, Leuthold Core Investment Fund, and Leuthold Select Industries Fund intend to defer and treat $111,574,910, $2,578,583, $3,104,884, $578,545, $8,439,639, and $923,559, respectively, of post-October losses incurred during the fiscal period ended September 30, 2008 as arising in the fiscal year ending September 30, 2009.

Effective March 31, 2008, the Funds adopted FASB Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a “more-likely-than-not” standard that, based on the technical merits, have more than fifty percent likelihood of being sustained upon examination. In evaluation of whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-than-not”threshold are recorded as a tax expense in the current year.

FIN 48 requires the Funds to analyze all open tax years for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. As of March 31, 2009, open Federal tax years include the tax years ended September 30, 2005 through 2008. The Funds have no examinations in progress.

The Funds have reviewed all open tax years in major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the tax year ended September 30, 2008. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Leuthold Funds

c)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

d)
Use of Estimates – The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities  and disclosure of contingent assets and liabilities at  the date of the financial statements and the reported  amounts of revenues and expenses during the  reporting period.  Actual results could differ from  those estimates.

e)
Short Positions – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents, or liquid securities.  These segregated assets are valued consistent with Note 1a above. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. The Leuthold Asset Allocation Fund, Leuthold Global Fund, Grizzly Short Fund, and Leuthold Core Investment Fund’s receivable from broker for securities sold short is with one major security dealer. The Funds do not require this broker to maintain collateral in support of the receivable from broker for proceeds on securities sold short.

f)
Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond.

g)
Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds,  such as Directors fees and expenses, insurance expense, and legal fees are allocated between the seven Funds based on the relative net asset value of the individual Funds.

h)
Counterparty risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract.  Potential counterparty risk is measured by the credit worthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

2.	INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments and short sales, for the six months ended March 31, 2009 are summarized below.

	Purchases	Sales
LeutholdAssetAllocation Fund	$970,275,068	$1,063,436,181
Leuthold Select Equities Fund	16,228,764	18,541,612
Leuthold Undervalued &
Unloved Fund	9,246,846	10,422,936
Leuthold Global Fund	69,504,989	58,637,474
Leuthold Core Investment Fund	535,370,911	613,294,513
Leuthold Select Industries Fund	23,974,294	25,204,005

The Leuthold Funds

At September 30, 2008, gross unrealized appreciation and depreciation of investments and cost of investments (excluding short positions) for tax purposes were as follows:

	Leuthold	Leuthold
	Asset	Select
	Allocation	Equities
	Fund	Fund
Cost of investments	$2,085,266,186	$24,762,470
Gross unrealized appreciation	$32,411,222	$386,875
Gross unrealized depreciation	(233,210,542)	(3,825,927)
Net unrealized appreciation/
depreciation	$(200,799,320)	$(3,439,052)

	Leuthold
	Undervalued	Leuthold
	& Unloved	Global
	Fund	Fund
Cost of investments	$21,546,116	$80,991,548
Gross unrealized appreciation	$950,304	$270,353
Gross unrealized depreciation	(1,864,544)	(8,416,960)
Net unrealized appreciation/
depreciation	$(914,240)	$(8,146,607)

		Leuthold	Leuthold
	Grizzly	Core	Select
	Short	Investment	Industries
	Fund	Fund	Fund
Cost of investments	$104,919,848	$1,446,303,569	$42,807,098
Gross unrealized
appreciation	$28,674	$54,936,531	$2,307,089
Gross unrealized
depreciation	––	(86,663,385)	(2,310,511)
Net unrealized
appreciation/
depreciation	$28,674	$(31,726,854)	$(3,422)

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Funds have entered into an Investment Advisory Agreement (“advisory agreement”) with Leuthold Weeden Capital Management (“Investment Advisor”). Pursuant to its advisory agreement with the Funds, the Investment Advisor is entitled to receive a fee, calculated daily and payable monthly, at annual rates of 0.90%, 1.00%, 0.75%, 1.25%, 1.25%,  0.90%, and 1.00%, for the Leuthold Asset Allocation Fund, Leuthold Select Equities Fund, Leuthold Undervalued & Unloved Fund, Leuthold Global Fund, Grizzly Short Fund, Leuthold Core Investment Fund, and Leuthold Select Industries Fund, respectively, as applied to each Fund’s daily net assets.

The Investment Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, including organization expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on short positions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold Asset Allocation Fund	1.50%
Leuthold Select Equities Fund	1.85%
Leuthold Undervalued & Unloved Fund	1.50%
Leuthold Global Fund	1.85%
Grizzly Short Fund	2.50%
Leuthold Core Investment Fund	1.25%
Leuthold Select Industries Fund	1.60%

Any waiver or reimbursement is subject to later adjustments to allow the Investment Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Amounts subject to future recoupment as of March 31, 2009 are as follows:

The Leuthold Funds

Leuthold Select Equities Fund
Year of Expiration	Recoverable Amount
9/20/2012	$6,796

Leuthold Undervalued & Unloved Fund
Year of Expiration	Recoverable Amount
9/20/2011	$11,856
9/20/2012	$2,208

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds. For the period ended March 31, 2009, the Leuthold Asset Allocation Fund, Leuthold Select Equities Fund, Leuthold Undervalued & Unloved Fund, Leuthold Global Fund, Grizzly Short Fund, Leuthold Core Investment Fund, and Leuthold Select Industries Fund paid Weeden & Co., L.P., an affiliate of the Adviser, $470,685, $392, $5,080, $49,592, $235,285, $504,396, and $12,524, respectively, for brokerage commissions.

4	DISTRIBUTION PLAN
Each of the Leuthold Asset Allocation Fund - Retail Class, the Leuthold Select Equities Fund, the Leuthold Undervalued & Unloved Fund and the Leuthold Global Fund - Retail Class has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act,whereby Rafferty Capital Markets, LLC serves as distributor. This plan allows each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. Each Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Funds’ shareholders, assists in the maintenance of the Funds’ shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Board of Directors.

To the extent such fee is not paid to such persons, each of the Funds may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the Plan.

5.	INDEMNIFICATIONS
The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6.	ILLIQUID SECURITIES
The Funds may invest up to 5% of net assets in securities for which there is no readily available market (“illiquid securities”). The 5% limitation includes securities whose disposition would be subject to legal restrictions (“restricted securities”). Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in a Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

7.	LENDING PORTFOLIO SECURITIES
The Funds may lend portfolio securities constituting up to 30% of total assets to unaffiliated broker dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 100% of the value of the securities loaned. The Funds did not lend any portfolio securities during the reporting period, and will not enter into any securities lending arrangements in the future without the prior approval of the Board of Directors.

The Leuthold Funds

INVESTMENT ADVISORY AGREEMENT DISCLOSURE

On November 25, 2008, the Board of Directors of Leuthold Funds, Inc. approved the investment advisory agreements for the Leuthold Asset Allocation Fund, Leuthold Select Equities Fund, Leuthold Undervalued & Unloved Fund, Leuthold Global Fund, Grizzly Short Fund, Leuthold Core Investment Fund, and Leuthold Select Industries Fund with Leuthold Weeden Capital Management.  Prior to approving the agreements, the Board considered:

•	The nature, extent, and quality of the services to be provided by Leuthold Weeden Capital Management;
•	The investment strategies and performance history of Leuthold Weeden Capital Management;
•	The cost of the services to be provided and profits to be realized by Leuthold Weeden Capital Management, from its relationship with the Funds;
•	The extent to which economies of scale would be realized as the Funds grew and whether fee levels reflect any such economies of scale;
•	The proposed expense ratios of the Funds; and
•	The manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars.

In considering the nature, extent, and quality of the services provided by Leuthold Weeden Capital Management, the Board considered the Adviser’s quality of investment management provided to the existing Funds, the Adviser’s management history, and the Adviser’s ability to attract investors for the Funds.  The Board concluded that the approval of the investment advisory agreements was in the best interest of the Funds’ shareholders.

The Board considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the existing Funds compared with those of the existing Funds’ peer groups and relevant benchmarks.  The Board concluded that the performance of the existing Funds was satisfactory in comparison to performance of similar funds.

The Board considered the proposed cost of services to be provided by the Adviser, including reports provided by the Funds’ administrator comparing the Funds’ proposed investment advisory fees to those of other comparable mutual funds.  The Board concluded that the investment advisory fees were within the range of the industry averages.

The Board considered the extent to which economies of scale would be realized as the Funds grow, including a consideration of breakpoints in the investment advisory agreement fee schedule.  The Board concluded that the existing fees schedules were acceptable.

The Board compared the Funds’ proposed expense ratios to those of other comparable mutual funds.  After review, the Board concluded that the proposed expense ratios of the Funds were within the range of comparable mutual funds.

The Board discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars. Based on these discussions, the Board concluded that the research and services obtained by Leuthold Weeden Capital Management would be beneficial to the Funds and that Leuthold Weeden Capital Management would execute the Funds’ portfolio transactions in a manner designed to obtain best execution for the Funds.

The Leuthold Funds

ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors

				# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Age,	Held with	and Length of	Principal Occupation(s)	Overseen By	Held by
and Address	the Company	Time Served	During Past Five Years	Director	Director
Lawrence L. Horsch (73)	Chairman	Indefinite Term,	Chairman, Eagle Management &	7	None
c/o Leuthold Weeden	and Director	Director since	Financial Corp., a management
Capital Management		1995	consulting firm
33 South Sixth Street
Suite 4600
Minneapolis, MN 55402

Paul M. Kelnberger (65)	Director and	Indefinite Term,	Consultant to Johnson,	7	None
332 Minnesota Street	Chair of	Director since	West & Co., PLC
Suite E1100	Audit	1995
St. Paul, MN 55101	Committee

Addison L. Piper (62)	Director	Indefinite Term,	Retired Chairman and Chief	7	Piper Jaffray
c/o Leuthold Weeden		Director since	Executive Officer of Piper Jaffray		Companies
Capital Management		2009	Companies, Served as Vice Chairman		and
33 South Sixth Street			of Piper Jaffray Companies from		Renaissance
Suite 4600			2003 to 2006.		Learning, Inc.
Minneapolis, MN 55402

Interested Directors (and Officers)

Steven C. Leuthold (71)	Director	Indefinite Term,	Chief Investment Officer and	7	None
33 South Sixth Street		Director since 1995	managing member of Leuthold
Suite 4600			Weeden Capital Management
Minneapolis, MN 55402	President	One year term,	(the “Adviser”)
		President since 1993

John C. Mueller (40)	Director	Indefinite Term,	Co-Chief Executive Officer	7	None
33 South Sixth Street		Director since	of The Leuthold Group since 2005.
Suite 4600		2009	Involved in Sales and Marketing for
Minneapolis, MN 55402			The Leuthold Group since 2001.

The Leuthold Funds

# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Age,	Held with	and Length of	Principal Occupation	Overseen By	Held by
and Address	the Company	Time Served	During Past Five Years	Director	Director
Edward C. Favreau (57)	Vice President	One Year Term,	Manager of Marketing and Sales	N/A	None
33 South Sixth Street		Vice President	of the Adviser since 1999. Prior
Suite 4600		since 1999	to joining the Adviser, he was Vice
Minneapolis, MN 55402			President and Sales Manager of
U.S. Bancorp Investments, Inc.

David R. Cragg (40)	Vice President,	One Year Term,	Chief Operations Officer	N/A	N/A
33 South Sixth Street	Secretary, and	Vice President and	of the Adviser since 2004.
Suite 4600	Treasurer	Secretary since	Manager of Operations of
Minneapolis, MN 55402		1999 and Treasurer	the Adviser since 1999.
		since 2007	Manager of Compliance of
the Adviser from 1999-2005.

Roger A. Peters (48)	Vice President	One Year Term,	Chief Compliance Officer of	N/A	N/A
33 South Sixth Street	and	Chief Compliance	the Adviser since 2005. Prior
Suite 4600	Chief Compliance	Officer since 2006	to joining the Adviser, he was
Minneapolis, MN 55402	Officer	and Vice President	Vice President, Commercial
		since 2007	Product Management of
U.S. Bank from 2003-2005.
	Assistant Secretary	One Year Term,
Assistant Secretary
since 2006

Glenn R. Larson (44)	Assistant Secretary	One Year Term,	Compliance Officer of the Adviser	N/A	N/A
33 South Sixth Street		Assistant Secretary	since 2005. Prior to joining the
Suite 4600		since 2006	Adviser, he was a Compliance
Minneapolis, MN 55402			Representative of U.S. Bancorp
Investment Services, Inc. from 2003
until 2005.

The Statement of Additional Information includes additional information about the Funds’ Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886.

Information regarding the method the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’ website at www.leutholdfunds.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

This page is intentionally left blank

This page is intentionally left blank

The Leuthold Funds

Investment Adviser:
Leuthold Weeden Capital Management, Minnesota

Administrator, Transfer Agent, Dividend Paying Agent, Shareholder Servicing Agent:
U.S. Bancorp Fund Services, LLC, Wisconsin

Custodian:
U.S. Bank, N.A., Wisconsin

Counsel:
Foley & Lardner, LLP, Wisconsin

Independent Registered Public Accounting Firm:
Ernst &Young LLP,  Minnesota

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1-800-273-6886. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing, filed December 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Leuthold Funds, Inc.

By (Signature and Title     /s/ Steven C. Leuthold
                                                    Steven C. Leuthold, President

Date          6/1/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Steven C. Leuthold
                                                     Steven C. Leuthold, President

Date        6/3/09

By (Signature and Title)*    /s/ David R. Cragg
                                                      David R. Cragg, Treasurer

Date        6/2/09

* Print the name and title of each signing officer under his or her signature.